       As filed with the Securities and Exchange Commission on April 13 , 1999.
                                                               File No. 33-19945


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C. 20549

                                       FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     Pre-Effective Amendment No.                                       [ ]
                                -----
     Post-Effective Amendment No.  12                                  [X]
                                 -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 116                                                      [X]
             -----


                          HARTFORD LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT TWO
                             (Exact Name of Registrant)

                          HARTFORD LIFE INSURANCE COMPANY
                                (Name of Depositor)

                                   P. O. BOX 2999
                              HARTFORD, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-4891
                (Depositor's Telephone Number, Including Area Code)

                                  Brian Lord, ESQ.
                                   HARTFORD LIFE
                                   P. O. BOX 2999
                              HARTFORD, CT  06104-2999
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
   -----
     X    on May 3, 1999 pursuant to paragraph (b) of Rule 485
   -----
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
   -----
          on ___________, 1998 pursuant to paragraph (a)(1) of Rule 485
   -----
          this post-effective amendment designates a new effective date for a ----- previously

--------------------------------------------------------------------------------

          filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495(a)


          N-4 ITEM NO.                              PROSPECTUS HEADING
     ---------------------------------------------------------------------------

     1.   Cover Page                         Hartford Life and Annuity Insurance
                                             Company, The Separate Account

     2.   Definitions                        Definitions

     3.   Synopsis or Highlights             Highlights

     4.   Condensed Financial                Accumulation Unit Values
          Information

     5.   General Description of             General Contract Information
          Registrant

     6.   Deductions                         The Contract: Charges and Fees

     7.   General Description of             The Contract
          Annuity Contracts

     8.   Annuity Period                     Annuity Payouts

     9.   Death Benefit                      The Contract: Death Benefit

     10.  Purchases and Contract Value       The Contract

     11.  Redemptions                        The Contract: Surrenders

     12.  Taxes                              Federal Tax Considerations

     13.  Legal Proceedings                  Other Information: Legal Matters &
                                             Experts

     14.  Table of Contents of the           Table of Contents to
          Statement of Additional            Statement of Additional
          Information                        Information Hartford

     15.  Cover Page                         Part B; Statement of Additional
                                             Information

     16.  Table of Contents                  Table of Contents

     17.  General Information and History    Description of Hartford Life and
                                             Annuity Insurance Company

     18.  Services                           None

     19.  Purchase of Securities             Distribution of Contracts
          being Offered

     20.  Underwriters                       Distribution of Contracts

     21.  Calculation of Performance Data    Calculation of Yield and Return

     22.  Annuity Payments                   Annuity Payouts

     23.  Financial Statements               Financial Statements

     24.  Financial Statements and           Financial Statements and Exhibits
          Exhibits

     25.  Directors and Officers of the      Directors and Officers of the
          Depositor                          Depositor

     26.  Persons Controlled by or Under     Persons Controlled by or Under
          Common Control with the            Common Control with the Depositor
          Depositor or Registrant            or Registrant

     27.  Number of Contract Owners          Number of Contract Owners

     28.  Indemnification                    Indemnification

     29.  Principal Underwriters             Principal Underwriters

     30.  Location of Accounts and           Location of Accounts and Records
          Records

     31.  Management Services                Management Services

     32.  Undertakings                       Undertakings

HARTFORD LIFE INSURANCE COMPANY
The Director
SEPARATE ACCOUNT TWO
P. O. BOX 5085
Hartford, Connecticut 06102-5085
Telephone:     1-800-862-6668 (Contract Owners)
               1-800-862-7155 (Registered Representatives)

This Prospectus describes information you should know before you purchase Series I of The Director variable annuity. Please read it carefully.

The Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

-    Flexible, because you may add Premium Payments at any time.
- Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.
- Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- Advisers Sub-Account which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.
- Bond Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.
- Capital Appreciation Sub-Account which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.
- Dividend and Growth Sub-Account which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.
- Global Leaders Sub-Account which purchases shares of Class IA of Hartford Global Leaders HLS Fund.
- Growth and Income Sub-Account which purchases shares of Class IA of Hartford

     Growth and Income HLS Fund.

- High Yield Sub-Account which purchases shares of Class IA of Hartford High Yield HLS Fund.
- Index Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.
- International Advisers Sub-Account which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.
- International Opportunities Sub-Account which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.
- MidCap Sub-Account which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.
- Money Market Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.
- Mortgage Securities Sub-Account that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.
- Small Company Sub-Account which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.
-    Stock Sub-Account which purchases of Class IA of Hartford Stock HLS Fund,
     Inc.

If you decide to buy this Annuity, you should keep this prospectus for your
records.   You can also call us at 1-800-862-6668 to get a Statement of
Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:
-    A bank deposit or obligation
-    Federally insured
-    Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.

Prospectus Dated: May 3, 1999

Statement of Additional Information Dated: May 3, 1999

TABLE OF CONTENTS

Definitions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Fee Table. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Annual Fund Operating Expenses . . . . . . . . . . . . . . . . . . . . . . . .10

Accumulation Unit Values . . . . . . . . . . . . . . . . . . . . . . . . . . .14

Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17

General Contract Information . . . . . . . . . . . . . . . . . . . . . . . . .19
     Hartford Life Insurance Company . . . . . . . . . . . . . . . . . . . . .19
     The Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . .19
     The Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

Performance Related Information. . . . . . . . . . . . . . . . . . . . . . . .24

The Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25
     Purchases and Contract Value. . . . . . . . . . . . . . . . . . . . . . .25
     Charges and Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .28
     Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .31
     Surrenders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .33

Annuity Payouts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .34

Other Programs Available . . . . . . . . . . . . . . . . . . . . . . . . . . .38

Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .39
     Year 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .40
     Legal Matters and Experts . . . . . . . . . . . . . . . . . . . . . . . .43
     More Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .43

Federal Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . .43
     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .43
     Taxation of Hartford and the Separate Account . . . . . . . . . . . . . .44
     Taxation of Annuities -- General Provisions
        Affecting Purchasers Other Than Qualified Retirement Plans . . . . . .44
     Federal Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . .51
     General Provisions Affecting Qualified
        Retirement Plans . . . . . . . . . . . . . . . . . . . . . . . . . . .51
     Annuity Purchases By Nonresident Aliens and
        Foreign Corporations . . . . . . . . . . . . . . . . . . . . . . . . .51

Appendix I - Information Regarding Tax-Qualified Plans . . . . . . . . . . . .52

Table of Contents to Statement of Additional Information . . . . . . . . . . .56

                                     DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT:  Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $25 charge deducted on each Contract Anniversary or full Surrender, if the Surrender occurs before the Contract Anniversary.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Sub-Accounts available in your Contract.

GENERAL ACCOUNT: This account includes all our company assets other than the
assets in our separate accounts.   These assets are subject to the creditors of
Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE:  The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER:  A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                      FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases (as a percentage of Premium
Payments). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .None
Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$0
Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6%
     Second Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5%
     Third Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4%
     Fourth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3%
     Fifth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2%
     Sixth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1%
     Seventh Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .0%
     Eighth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .0%
Annual Maintenance Fee (2) . . . . . . . . . . . . . . . . . . . . . . . . . $25
Annual Expenses-Separate Account (as percentage of average
  account value)
     Mortality and Expense Risk. . . . . . . . . . . . . . . . . . . . . .1.000%


(1)  Length of time from premium payment.

(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the 1940 Act, the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. The Annual Maintenance Fee is deducted only when the accumulated value is less than $50,000. In the Example, the Annual Maintenance Fee is approximated as a 0.05% annual asset charge based on the experience of the Contracts.

Director Select

                            ANNUAL FUND OPERATING EXPENSES
                           (As a percentage of net assets)

                                                             OTHER    TOTAL FUND
                                                MANAGEMENT  EXPENSES  OPERATING
                                                   FEES               EXPENSES
                                                 INCLUDING            INCLUDING
                                                  WAIVERS              WAIVERS
Hartford Bond HLS Fund                            0.482%    0.021%      0.503%
Hartford Stock HLS Fund                           0.439%    0.018%      0.457%
Hartford Money Market HLS Fund                    0.433%    0.015%      0.448%
Hartford Advisers HLS Fund                        0.616%    0.018%      0.634%
Hartford Capital Appreciation HLS Fund            0.623%    0.019%      0.642%
Hartford Mortgage Securities HLS Fund             0.432%    0.030%      0.462%
Hartford Index HLS Fund                           0.382%    0.019%      0.401%
Hartford International Opportunities HLS Fund     0.681%    0.090%      0.771%
Hartford Dividend & Growth HLS Fund               0.641%    0.018%      0.659%
Hartford International Advisers HLS Fund          0.755%    0.108%      0.863%
Hartford MidCap HLS Fund                          0.759%    0.034%      0.793%
Hartford Small Company HLS Fund                   0.753%    0.019%      0.772%
Hartford Growth and Income HLS Fund               0.767%    0.040%      0.807%
Hartford Global Leaders HLS Fund (1)              0.487%    0.120%      0.607%
Hartford High Yield HLS Fund (1)                  0.487%    0.035%      0.522%


(1) Hartford Global Leaders HLS Fund and Hartford High Yield HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such
expenses to be incurred in the current fiscal year.   HL Investment Advisors,
Inc. has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. Before this waiver, the Management Fee and Total Fund Operating Expenses would be:

                                                                     TOTAL FUND
                                            MANAGEMENT    OTHER      OPERATING
                                               FEES      EXPENSES     EXPENSES
Hartford Global Leaders Fund                  0.775%      0.120%       0.895%
Hartford High Yield Fund                      0.775%      0.035%       0.810%


(1) Each of Mentor Perpetual International Portfolio, Mentor Capital Growth Portfolio, and Mentor Growth Portfolio is a new mutual fund. Operating expenses are estimated based on the expenses the Portfolios expect to incur during their first year of operation.
(2) Each of Mentor Perpetual International Portfolio, Mentor Capital Growth Portfolio, and Mentor Growth Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, a Portfolio may pay fees at an annual rate of up to 0.25% of the Portfolio's average daily net assets. None of the Portfolios currently make payments under the plans, though they may do so at any time in the future.
(3) Hartford MidCap Fund is a new Fund. Operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year.

EXAMPLE


                      If you surrender your Contract at the end        If you annuitize your Contract at the end
                      of the applicable time period, you would pay     of the applicable time period, you would pay
                      the following expenses on a $1,000 investment,   the following expenses on a $1,000 investment,
                      assuming a 5% annual return on assets:           assuming a 5% annual return on assets:
Sub-Account            1 Year    3 Years    5 Years    10 Years         1 Year    3 Years    5 Years    10 Years
Hartford Bond           $70       $85        $103        $186            $15       $49         $85        $185
  Fund
Hartford Stock           69        84         101         181             15        47         82          180
  Fund
Hartford Money           69        84         100         180             15        47         82          179
  Market Fund
Hartford Advisors        71        89         110         200             17        53         92          200
 Fund
Hartford Capital         71        90         111         201             17        53         92          201
  Appreciation
  Fund
Hartford Mortgage        69        84         101         181             15        48         82          181
  Fund
Hartford Index           69        82          98         175             14        46         79          174
  Fund
Hartford                 73        94         117         215             18        57         99          215
  International
  Opportunities
  Fund
Hartford Dividend        72        90         111         203             17        54         93          202
  & Growth Fund
Hartford                 74        97         122         225             19        60        104          225
  International
  Advisors Fund
Hartford Midcap          73        94         119         218             18        58        100          217
  Fund
Hartford Small           73        94         117         215             18        57         99          215
  Company Fund
Hartford Growth &        73        95         119         219             19        58        101          219
  Income Fund
Hartford High            70        86         n/a         n/a             16        49        n/a          n/a
  Yield Fund
Hartford Global          71        89         n/a         n/a             16        52        n/a          n/a
  Leaders Fund


                      If you do not surrender your Contract, you would pay
                      the following expenses on a $1,000 investment,
                      assuming a 5% annual return on assets:
SUB-ACCOUNT            1 Year    3 Years    5 Years    10 Years

Hartford Bond           $16       $49         $85        $186
  Fund
Hartford Stock           15        48          83         181
  Fund
Hartford Money           15        48          82         180
  Market FUND
Hartford Advisors        17        53          92         200
 Fund
Hartford Capital         17        54          93         201
  Appreciation
  Fund
Hartford Mortgage        15        48          83         181
  Fund
Hartford Index           15        46          80         175
  Fund
Hartford                 19        58          99         215
  International
  Opportunities
  Fund
Hartford Dividend        18        54          93         203
  & Growth Fund
Hartford                 20        61         104         225
  International
  Advisors Fund
Hartford Midcap          19        58         101         218
  Fund
Hartford Small           19        58          99         215
  Company Fund
Hartford Growth &        19        59         101         219
  Income Fund
Hartford High            16        50         n/a         n/a
  Yield Fund
Hartford Global          17        53         n/a         n/a
  Leaders Fund

The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                    ACCUMULATION UNIT VALUES
                (For an accumulation unit outstanding throughout the period)


The following information has been derived from the audited financial statements of the separate account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                                                                              Year Ended December 31,
                                                                            -------------------------------------------------------
                                                                                           1998            1997           1996
                                                                                           ----            ----           ----
BOND FUND SUB-ACCOUNT - NON-QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      4.023    $      3.649    $      3.560
Accumulation unit value at end of period............................                   $      4.307    $      4.023    $      3.649
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          1,962           1,879           2,005
BOND FUND SUB-ACCOUNT - QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      4.085    $      3.705    $      3.615
Accumulation unit value at end of period............................                   $      4.374    $      4.085    $      3.705
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            233             276             286
STOCK FUND SUB-ACCOUNT  NON-QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      8.493    $      6.530    $      5.303
Accumulation unit value at end of period............................                   $     11.224    $      8.493    $      6.530
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          2,913           3,173           3,407
STOCK FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      8.882    $      6.829    $      5.546
Accumulation unit value at end of period............................                   $     11.738    $      8.882    $      6.829
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            803             848             830
MONEY MARKET FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      2.572    $      2.466    $      2.369
Accumulation unit value at end of period............................                   $      2.681    $      2.572    $      2.466
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          9,019          12,010          13,211
MONEY MARKET FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      2.571    $      2.465    $      2.368
Accumulation unit value at end of period............................                   $      2.679    $      2.571    $      2.465
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            612             979           1,362
ADVISERS FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      5.351    $      4.341    $      3.761
Accumulation unit value at end of period............................                   $      6.604    $      5.351    $      4.341
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          9,942          11,223          12,469
ADVISERS FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      5.351    $      4.341    $      3.761
Accumulation unit value at end of period............................                   $      6.604    $      5.351    $      4.341
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          3,191           3,353           3,531
CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      8.151    $      6.729    $      5.631
Accumulation unit value at end of period............................                   $      9.319    $      8.151    $      6.729
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          2,433           2,279           2,634

                                                                             ------------------------------------------------------
                                                                                 1995           1994          1993            1992
                                                                                 ----           ----          ----            ----
BOND FUND SUB-ACCOUNT - NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)      $      3.035  $      3.191   $      2.924        2.798
Accumulation unit value at end of period........................            $      3.560  $      3.035   $      3.191        2.924
Number accumulation units outstanding at end of period
  (in thousands)................................................                   2,377         2,747          3,449        3,618
BOND FUND SUB-ACCOUNT - QUALIFIED
Accumulation unit value at beginning of period..................   (a)      $      3.082  $      3.240   $      2.969        2.842
Accumulation unit value at end of period........................            $      3.615  $      3.082   $      3.240        2.969
Number accumulation units outstanding at end of period
  (in thousands)................................................                     331           387            493          557
STOCK FUND SUB-ACCOUNT  NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)      $      3.994  $      4.112   $      3.633        3.334
Accumulation unit value at end of period........................            $      5.303  $      3.994   $      4.112        3.633
Number accumulation units outstanding at end of period
  (in thousands)................................................                   4,081         3,744          4,033         4383
STOCK FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..................   (a)      $      4.177  $      4.301   $      3.799        3.487
Accumulation unit value at end of period........................            $      5.546  $      4.177   $      4.301        3.799
Number accumulation units outstanding at end of period
  (in thousands)................................................                     940         1,015          1,043          985
MONEY MARKET FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)      $      2.262  $      2.198   $      2.157        2.102
Accumulation unit value at end of period........................            $      2.369  $      2.262   $      2.198        2.157
Number accumulation units outstanding at end of period
  (in thousands)................................................                   10,105        14,167         15,270      19,145
MONEY MARKET FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..................   (a)      $      2.261  $      2.197   $      2.156        2.101
Accumulation unit value at end of period........................            $      2.368  $      2.261   $      2.197        2.156
Number accumulation units outstanding at end of period
  (in thousands)................................................                    1,178         1,194          1,160       2,542
ADVISERS FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)      $      2.960  $      3.074   $      2.766        2.579
Accumulation unit value at end of period........................            $      3.761  $      2.960   $      3.074        2.766
Number accumulation units outstanding at end of period
  (in thousands)................................................                   13,796        15,417         17,371       18273
ADVISERS FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..................   (a)      $      2.960  $      3.074   $      2.766        2.579
Accumulation unit value at end of period........................            $      3.761  $      2.960   $      3.074        2.766
Number accumulation units outstanding at end of period
  (in thousands)................................................                   4,045         4,661          5,005         5231
CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)      $      4.367                           -            -
Accumulation unit value at end of period........................            $      5.631  $      4.367             -            -
Number accumulation units outstanding at end of period
  (in thousands)................................................                   3,859         2,983             -            -

                                                                                 --------------------------------------------------
                                                                                  1991          1990           1989          1988
                                                                                  ----          ----           ----          ----
BOND FUND SUB-ACCOUNT - NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)             2.27         2.261          2.037         1.912
Accumulation unit value at end of period........................                  2.798          2.27          2.261         2.037
Number accumulation units outstanding at end of period
  (in thousands)................................................                  4,101         4,099          5,021         5,670
BOND FUND SUB-ACCOUNT - QUALIFIED
Accumulation unit value at beginning of period..................   (a)            2.465         2.296          2.069         1.942
Accumulation unit value at end of period........................                  2.842         2.465          2.296         2.069
Number accumulation units outstanding at end of period
  (in thousands)................................................                    598           741            764         1,217
STOCK FUND SUB-ACCOUNT  NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)            2.702          2.84          2.275         1.931
Accumulation unit value at end of period........................                  3.334         2.702           2.84         2.275
Number accumulation units outstanding at end of period
  (in thousands)................................................                    4389          4551           5298         5948
STOCK FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..................   (a)            2.826          2.97          2.379          2.02
Accumulation unit value at end of period........................                  3.487         2.826           2.97         2.379
Number accumulation units outstanding at end of period
  (in thousands)................................................                   1110          1013           1315          1268
MONEY MARKET FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)            2.002         1.871          1.731         1.628
Accumulation unit value at end of period........................                  2.102         2.002          1.871         1.731
Number accumulation units outstanding at end of period
  (in thousands)................................................                  25059         31519          32349         35576
MONEY MARKET FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..................   (a)            2.001          1.87          1.731         1.628
Accumulation unit value at end of period........................                  2.101         2.001           1.87         1.731
Number accumulation units outstanding at end of period
  (in thousands)................................................                   3959          4837           4761          5337
ADVISERS FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)            2.164         2.159          1.791         1.585
Accumulation unit value at end of period........................                  2.579         2.164          2.159         1.791
Number accumulation units outstanding at end of period
  (in thousands)................................................                   19355         21074          23782        25816
ADVISERS FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..................   (a)            2.164         2.159          1.791         1.585
Accumulation unit value at end of period........................                  2.579         2.164          2.159         1.791
Number accumulation units outstanding at end of period
  (in thousands)................................................                   5513          6012           7020          7627
CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..................   (a)                -             -              -             -
Accumulation unit value at end of period........................                      -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)................................................                      -             -              -             -

                                                                                              Year Ended December 31,
                                                                            -------------------------------------------------------
                                                                                           1998            1997           1996
                                                                                           ----            ----           ----

CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      8.154    $      6.732    $      5.633
Accumulation unit value at end of period............................                   $      9.323    $      8.154    $      6.732
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            775             859             888
MORTGAGE SECURITIES FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      2.692    $      2.495    $      2.398
Accumulation unit value at end of period............................                   $      2.845    $      2.692    $      2.495
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          5,584           6,914           8,165
MORTGAGE SECURITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period......................        (a)        $      2.692    $      2.495    $      2.398
Accumulation unit value at end of period............................                   $      2.845    $      2.692    $      2.495
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            484             695             755
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period......................        (c)        $      1.497    $      1.507    $      1.348
Accumulation unit value at end of period............................                   $      1.676    $      1.497    $      1.507
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          1,314             314             374
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period......................        (c)        $      1.497    $      1.507    $      1.348
Accumulation unit value at end of period............................                   $      1.677    $      1.497    $      1.507
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            197           1,518           1,951
DIVIDEND & GROWTH FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period......................        (d)        $      2.170    $      1.661    $      1.366
Accumulation unit value at end of period............................                   $      2.501    $      2.170    $      1.661
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          1,616           1,710           1,241
DIVIDEND & GROWTH FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period......................        (d)        $      2.170    $      1.662    $      1.366
Accumulation unit value at end of period............................                   $      2.501    $      2.170    $      1.662
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            418             391             291
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period......................        (e)        $      1.328    $      1.271    $      1.149
Accumulation unit value at end of period............................                   $      1.491    $      1.328    $      1.271
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            201             223             348
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period......................        (e)        $      1.328    $      1.271    $      1.149
Accumulation unit value at end of period............................                   $      1.491    $      1.328    $      1.271
Number accumulation units outstanding at end of period
  (in thousands)....................................................                             23              37              19
INDEX FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period......................        (b)        $      1.472    $      1.121    $      1.000
Accumulation unit value at end of period............................                   $      1.867    $      1.472    $      1.121
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            570             557             106
INDEX FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period......................        (b)        $      1.472    $      1.121    $      1.000
Accumulation unit value at end of period............................                   $      1.867    $      1.472    $      1.121
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            146             103              39
SMALL COMPANY FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period......................        (f)        $      1.251    $      1.067    $      1.000
Accumulation unit value at end of period............................                   $      1.382    $      1.251    $      1.067
Number accumulation units outstanding at end of period
  (in thousands)....................................................                          3,670             377            110

                                                                             ------------------------------------------------------
                                                                                 1995           1994          1993            1992
                                                                                 ----           ----          ----            ----
CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..............        (a)      $      4.369  $      1.764   $      1.736     $  1.698
Accumulation unit value at end of period....................                 $      5.633  $      4.369   $      1.764     $  1.736
Number accumulation units outstanding at end of period
  (in thousands)............................................                          891           938           38            84
MORTGAGE SECURITIES FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..............        (a)      $      2.085  $      4.303   $      3.598     $  3.106
Accumulation unit value at end of period....................                 $      2.398  $      2.085   $      4.303     $  3.598
Number accumulation units outstanding at end of period
  (in thousands)............................................                        9,957        11,297          3,032        3,803
MORTGAGE SECURITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..............        (a)      $      2.085  $      4.305   $      3.599     $  3.107
Accumulation unit value at end of period....................                 $      2.398  $      2.085   $      4.305     $  3.599
Number accumulation units outstanding at end of period
  (in thousands)............................................                        1,001         1,432          1,026           859
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..............        (c)      $      1.195  $      2.140   $      2.033     $  1.963
Accumulation unit value at end of period....................                 $      1.348  $      1.195   $      2.140     $  2.033
Number accumulation units outstanding at end of period
  (in thousands)............................................                          403           557         14,186        17449
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..............        (c)      $      1.195  $      2.140   $      2.033     $  1.963
Accumulation unit value at end of period....................                 $      1.348  $      1.195   $      2.140     $  2.033
Number accumulation units outstanding at end of period
  (in thousands)............................................                        1,765         2,439          2,005         3646
DIVIDEND & GROWTH FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (d)      $      1.011  $      1.000   $      0.929     $  0.982
Accumulation unit value at end of period....................                 $      1.366  $      1.011   $      1.230     $  0.929
Number accumulation units outstanding at end of period
  (in thousands)............................................                          665           335            410          174
DIVIDEND & GROWTH FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (d)      $      1.011  $      1.000   $      0.929     $  0.982
Accumulation unit value at end of period....................                 $      1.366  $      1.011   $      1.230        0.929
Number accumulation units outstanding at end of period
  (in thousands)............................................                           61            37          1,473          254
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (e)      $      1.000            -              -            -
Accumulation unit value at end of period....................                 $      1.149            -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           30            -              -            -
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (e)      $      1.000                                        -
Accumulation unit value at end of period....................                 $      1.149            -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           10            -              -            -
INDEX FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (b)      $         -             -              -            -
Accumulation unit value at end of period....................                 $         -             -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -              -            -
INDEX FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (b)     $          -             -              -            -
Accumulation unit value at end of period....................                $          -             -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -              -            -
SMALL COMPANY FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (f)     $          -             -              -
Accumulation unit value at end of period....................                $          -             -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -              -            -

                                                                                 --------------------------------------------------
                                                                                  1991          1990           1989          1988
                                                                                  ----          ----           ----          ----
CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..............        (a)      $     1.624    $    1.525    $     1.420   $     1.341
Accumulation unit value at end of period....................                 $     1.698    $    1.624    $     1.525   $     1.420
Number accumulation units outstanding at end of period
  (in thousands)............................................                         124           125            143           165
MORTGAGE SECURITIES FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..............        (a)      $     2.036    $    2.308    $     1.878   $     1.503
Accumulation unit value at end of period....................                 $     3.106    $    2.036    $     2.308   $     1.878
Number accumulation units outstanding at end of period
  (in thousands)............................................                       3,521         2,204          4,038         2,655
MORTGAGE SECURITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..............        (a)      $     2.037    $    2.309    $     1.879   $     1.503
Accumulation unit value at end of period....................                 $     3.107    $    2.037    $     2.309   $     1.879
Number accumulation units outstanding at end of period
  (in thousands)............................................                         915           793            992         1,041
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period..............        (c)      $     1.728    $    1.591    $     1.420   $     1.323
Accumulation unit value at end of period....................                 $     1.963    $    1.728    $     1.591   $     1.420
Number accumulation units outstanding at end of period
  (in thousands)............................................                       20875         23365          26763         32866
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period..............        (c)      $     1.728    $    1.591    $     1.420   $     1.323
Accumulation unit value at end of period....................                 $     1.963    $    1.728    $     1.591   $     1.420
Number accumulation units outstanding at end of period
  (in thousands)............................................                       4104          4668           5094          5678
DIVIDEND & GROWTH FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (d)      $     0.878    $    1.000
Accumulation unit value at end of period....................                 $     0.982    $    0.878             -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                         105            33             -             -
DIVIDEND & GROWTH FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (d)      $     0.878    $    1.000
Accumulation unit value at end of period....................                       0.982         0.878             -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                         127            34             -             -
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (e)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                          -             -              -             -
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (e)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                          -             -              -             -
INDEX FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (b)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                          -             -              -             -
INDEX FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (b)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                          -             -              -             -
SMALL COMPANY FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (f)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -

                                                                                              Year Ended December 31,
                                                                            -------------------------------------------------------
                                                                                           1998            1997           1996
                                                                                           ----            ----           ----
SMALL COMPANY FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period......................        (f)        $      1.251    $      1.067   $          -
Accumulation unit value at end of period............................                   $      1.382    $      1.251   $       1.067
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            228             100             10
MIDCAP FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period......................        (g)        $      1.098    $      1.000   $          -
Accumulation unit value at end of period............................                   $      1.376    $      1.098   $          -
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            243              34              -
MIDCAP FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period......................        (g)        $      1.098    $      1.000              -
Accumulation unit value at end of period............................                   $      1.376    $      1.098              -
Number accumulation units outstanding at end of period
  (in thousands)....................................................                             90              12              -
GROWTH AND INCOME FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period......................        (h)        $      1.000              -               -
Accumulation unit value at end of period............................                   $      1.184              -               -
Number accumulation units outstanding at end of period
  (in thousands)....................................................                             10              -               -
GROWTH AND INCOME FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period......................        (h)        $      1.000              -               -
Accumulation unit value at end of period............................                   $      1.184              -               -
Number accumulation units outstanding at end of period
  (in thousands)....................................................                            181              -               -
GLOBAL LEADERS FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period......................        (i)        $      1.000              -               -
Accumulation unit value at end of period............................                   $      1.316              -               -
Number accumulation units outstanding at end of period
  (in thousands)....................................................                             10              -               -
GLOBAL LEADERS FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period......................        (i)        $      1.000              -               -
Accumulation unit value at end of period............................                   $      1.316              -               -
Number accumulation units outstanding at end of period
  (in thousands)....................................................                             10              -               -
HIGH YIELD FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period......................        (i)        $      1.000              -               -
Accumulation unit value at end of period............................                   $      1.036              -               -
Number accumulation units outstanding at end of period
  (in thousands)....................................................                             10              -               -
HIGH YIELD FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period......................        (i)        $      1.000              -               -
Accumulation unit value at end of period............................                   $      1.036              -               -
Number accumulation units outstanding at end of period
  (in thousands)....................................................                             16              -               -


                                                                             ------------------------------------------------------
                                                                                 1995           1994          1993            1992
                                                                                 ----           ----          ----            ----
SMALL COMPANY FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (f)     $          -             -              -            -
Accumulation unit value at end of period....................                $          -             -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -              -            -
MIDCAP FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (g)     $          -             -              -            -
Accumulation unit value at end of period....................                $          -             -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -              -            -
MIDCAP FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (g)                -                            -            -
Accumulation unit value at end of period....................                           -             -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -              -            -
GROWTH AND INCOME FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (h)                -             -              -            -
Accumulation unit value at end of period....................                           -             -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -              -            -
GROWTH AND INCOME FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (h)                -             -              -            -
Accumulation unit value at end of period....................                           -             -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -              -            -
GLOBAL LEADERS FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (i)                -             -              -            -
Accumulation unit value at end of period....................                           -             -              -            -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -
GLOBAL LEADERS FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (i)                -             -
Accumulation unit value at end of period....................                           -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -
HIGH YIELD FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (i)                -             -
Accumulation unit value at end of period....................                           -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -
HIGH YIELD FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (i)                -             -
Accumulation unit value at end of period....................                           -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                           -             -




                                                                                 --------------------------------------------------
                                                                                  1991          1990           1989          1988
                                                                                  ----          ----           ----          ----
SMALL COMPANY FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (f)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                          -             -              -             -
MIDCAP FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (g)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                          -             -              -             -
MIDCAP FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (g)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                          -             -              -             -
GROWTH AND INCOME FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (h)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                          -             -              -             -
GROWTH AND INCOME FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (h)               -             -              -             -
Accumulation unit value at end of period....................                          -             -              -             -
Number accumulation units outstanding at end of period
  (in thousands)............................................                          -             -              -             -
GLOBAL LEADERS FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (i)
Accumulation unit value at end of period....................
Number accumulation units outstanding at end of period
  (in thousands)............................................
GLOBAL LEADERS FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (i)
Accumulation unit value at end of period....................
Number accumulation units outstanding at end of period
  (in thousands)............................................
HIGH YIELD FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period..............        (i)
Accumulation unit value at end of period....................
Number accumulation units outstanding at end of period
  (in thousands)............................................
HIGH YIELD FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period..............        (i)
Accumulation unit value at end of...........................
Number accumulation units outstanding at end of period
  (in thousands)............................................



(a) Inception date August 1, 1986.
(b) Inception date May 1, 1987.
(c) Inception date July 2, 1990.
(d) Inception date March 8, 1994.
(e) Inception date March 1, 1995.
(f) Inception date August 9, 1996.
(g) Inception date July 15, 1997.
(h) Inception date June 1, 1998.
(i) Inception date September 30, 1998.

                                      HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $2,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time the Premium Payment you made has been in your Annuity. If the amount you paid has been in your Annuity:

-    For Contract Year One, the charge is 6%.
-    For Contract Year Two, the charge is 5%.
-    For Contract Year Three, the charge is 4%.
-    For Contract Year Four, the charge is 3%
-    For Contract Year Five, the charge is 2%
-    For Contract Year Six, the charge is 1%.
-    For Contract Year Seven and beyond the charge is 0%

You won't be charged a Contingent Deferred Sales Charge on:
-    The Annual Withdrawal Amount
- Premium Payments or earnings that have been in your Annuity for more than six years.
-    Distributions made due to death
-    Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $25.00 fee each year on your Contract Anniversary or upon full Surrender, if the Surrender occurs before the Contract Anniversary.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.00% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds.

Currently, Fund charges range from 0.42% to 0.90% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.

- You may have to pay tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us and, if death occurs prior to the decedent's 90th birthday, will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or
-    The Contract Value of your Annuity

If death occurs after the decedent's 90th birthday, the Death Benefit will be the Contract Value.

This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Option 1 - Life Annuity, Option 2 - Life Annuity with 120, 180 or 240 Monthly Payments Certain, Option 3 - Unit Refund Life Annuity Option 4 - Joint and Last Survivor Life Annuity and Option 5: Payments For a Designated Period. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the fifteenth day of the month following the Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make fixed monthly payments under Option 2 - Life Annuity with 120 Monthly Payments Certain.

                             GENERAL CONTRACT INFORMATION

                           HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia and Puerto Rico. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                  HARTFORD'S RATINGS


------------------------------------------------------------------------------------------
Rating Agency                  Effective          Rating     Basis of Rating
                               Date of Rating
------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.    9/9/97             A+         Financial soundness and
                                                             operating performance.
------------------------------------------------------------------------------------------
Standard & Poor's              1/23/98            AA         Insurer financial strength
------------------------------------------------------------------------------------------
Duff & Phelps                  1/23/98            AA+        Claims paying ability
------------------------------------------------------------------------------------------


                                 THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The

Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.
- Is not subject to the liabilities arising out of any other business Hartford may conduct.
- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.
- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.
- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

                                      THE FUNDS

All of the Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Funds. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Each Fund, except for the Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses, policies and procedures are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which you may order from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states. In addition, if you want to allocate Premium Payments or transfer Contract Value to any Funds added to this Annuity after March 10, 1994, you must sign an amendment to your Contract which is called an Amendatory Rider before you can invest in the new Funds. The Amendatory Rider gives Contract Owners the ability to invest in new underlying funds, but it also changes some of the terms of your Contract, including how often you are able to transfer between Sub-Accounts.

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND - Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND - Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor
Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc. - Investment Policies." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND - Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND - Seeks a high level of current income consistent with growth of capital and reasonable investment risk. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND - Seeks growth of capital by investing primarily in equity securities issued by U.S. company and non-U.S. companies.

HARTFORD GROWTH AND INCOME HLS FUND - Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady rising dividends.

HARTFORD HIGH YIELD HLS FUND - Seeks high current income buy investing in non-grade fixed-income securities. Growth of capital is a secondary objective.

HARTFORD INDEX HLS FUND - Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. * Sub-advised by HIMCO.

HARTFORD INTERNATIONAL ADVISERS HLS FUND - Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND - Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND - Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities. Sub-advised by Wellington Management.

HARTFORD MORTGAGE SECURITIES HLS FUND - Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND - Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND - Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND - Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

* "STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

MIXED AND SHARED FUNDING - Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.
- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.
-    Arrange for the handling and tallying of proxies received from Contract
     Owners.
- Vote all Fund shares attributable to your Contract according to instructions received from you, and
- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

                           PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Separate Account may also disclose YIELD for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying

Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. These disclosures will be accompanied by yield for periods as of the inception date of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

                                     THE CONTRACT

                             PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;
-    Individual Retirement Annuities adopted according to Section 408 of the
     Code;
- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and
- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $2,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of

$1,000,000 or more.

You and your Annuitant must not be older than age 75 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. Subsequent Premium Payments are priced on the same Valuation Day they are received. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will return the Premium Payment and explain why the Premium Payment could not be processed, unless you authorize us to keep the Premium Payment until the necessary information is received.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it with a written request for cancellation that indicates your tax-withholding instructions, within ten days after you receive the Contract. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, submitting a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by
- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus
- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS - You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS - Whether or not any transfer restrictions apply to your Contract depends on whether you signed an amendment to your Contract called an Amendatory Rider. The Rider allows you to invest in certain underlying Funds. This Rider also amended your Contract to add some restrictions on your ability to do Sub-Account transfers. If you signed the Amendatory Rider, we reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

-    Require a minimum time period between each transfer,
- Limit the dollar amount that may be transferred on any one Valuation Day, and
- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We may also have a restriction in place that involves individuals who act as a power of attorney for multiple Contract Owners. If the total value of the Contract Owner's Accounts total more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

                                   CHARGES AND FEES

There are 4 charges and fees associated with the Contract:

1.   THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

                           Number of       Contingent
                           years from    Deferred Sales
                           Premium           Charge
                           Payment
                                 1             6%
                                 2             5%
                                 3             4%
                                 4             3%
                                 5             2%
                                 6             1%
                             7 or more         0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT: During the first six years from each Premium Payment, you may, each Contract Year after the first Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year.
- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN SEVEN YEARS. After the sixth Contract Year, you may take the total of: (a) all of your earnings, and (b) all Premium Payments held in your Contract for more than six years, and (c) 10% of Premium Payments made during the last six years.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

-    For Required Minimum Distributions. This allows Annuitants who are age
     70 1/2 or older, with a Contract held under an Individual Retirement Account, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.
-    On or after the Annuitant's 75th birthday.


THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

-    Upon death of the Annuitant or Contract Owner.
- Upon Annuitization. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.
-    Upon cancellation during the Right to Cancel Period

2.   MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at the rate of 1.00% per year of Sub-Account Value (estimated at .85% for mortality and .15% for expense). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun

     During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

     Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK - We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.   ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the maintenance of the Contract and the Sub-Accounts. The annual $25 charge is deducted on each Contract Anniversary, or upon full Surrender if the Surrender occurs before the Contract Anniversary, proportionately from each Sub-Account in which you are invested.

4.   PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH RESULT IN COST AND EXPENSE SAVINGS. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

                                    DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date and the descendant's 90th birthday, the Death Benefit is the greatest of:

-    The Contract Value or
- 100% of all Premium Payments paid into the Contract minus any partial Surrenders.

If death occurs after the decedent's 90th birthday, the Death Benefit is the Contract Value on the date the death certificate or other legal document acceptable to us is received.

WHO WILL RECEIVE THE DEATH BENEFIT?

We will distribute the Death Benefit to the Beneficiary upon the death of the Contract Owner or Annuitant.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

REQUIRED DISTRIBUTIONS: If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions: The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION - If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. The spousal continuation is available once for each Contract.


                                      SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE: When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE: You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and
- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under $500 after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE: You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Designated Period Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS ARE ALLOWED AFTER THE ANNUITY COMMENCEMENT DATE IF YOU SELECTED THE PAYMENTS FOR A DESIGNATED PERIOD ANNUITY PAYOUT OPTION, BUT CHECK WITH YOUR TAX ADVISER FIRST, BECAUSE THERE MAY BE ADVERSE TAX CONSEQUENCES.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving completed instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission, (b) the SEC permits postponement and so orders, or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:
     - the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,
     -    your tax withholding amount or percentage, if any, and
     -    your mailing address.

For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2: If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.
MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.


                                   ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY

PAYOUTS FROM YOUR CONTRACT.  YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

     1.   When do you want Annuity Payouts to begin?
     2.   What Annuity Payout Option do you want to use?
     3.   How often do you want to receive Annuity Payouts?
     4.   What is the Assumed Investment Return?
     5.   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.   WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the 15th day of the month of the Annuitant's 90th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.   WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option, is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.

OPTION 1: LIFE ANNUITY - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN - We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3 - UNIT REFUND LIFE ANNUITY - We make monthly Annuity Payouts during the lifetime of the Annuitant. Upon the death of the Annuitant, the Beneficiary may receive an excess payment. We determine if an excess payment is due by dividing
(a) by (b), where (a) is equal to the amount available for this Annuity Payout Option on the Annuity Commencement Date divided by the Annuity Unit Value on the Annuity Commencement Date and (b) is equal to the number of Annuity Units represented by each monthly Annuity Payout already made multiplied by the number of Annuity Payouts made.

If that amount is a positive number, we then multiply the excess payment by the Annuity Unit Value as of the date we receive a certified death certificate or other legal document acceptable to us. That amount is then paid to the Beneficiary.

OPTION 4- JOINT AND LAST SURVIVOR LIFE ANNUITY - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 5 - PAYMENTS FOR A DESIGNATED PERIOD - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

IMPORTANT INFORMATION:

     - YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS FOR A DESIGNATED PERIOD ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.
     - For Non-Qualified Contracts, If you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option.
     - For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Annuity Payout Option 1 - Life Annuity.

3.   HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:
     -    monthly,
     -    quarterly,
     -    semi-annually, or
     -    annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $20. If the amount falls below $20, we have the right to change the frequency to bring the Annuity Payout up to at least $20.

4.   WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity is 4%, or in the case of some Contracts, 5%. The first Annuity Payout will be based upon your Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT, VARIABLE-DOLLAR AMOUNT OR A COMBINATION?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS - Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS - A variable-dollar amount Annuity Payout based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:
     -    the Annuity Payout Option chosen,
     -    the Annuitant's attained age and gender (if applicable),and,
     - the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table
     -    the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS - You may choose to receive a combination of fixed-dollar amount and variable-dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed-dollar amount and 60% variable-dollar amount to meet your income needs.


                               OTHER PROGRAMS AVAILABLE

INVESTEASE PROGRAM - InvestEase is an electronic transfer program that allows you to have money automatically withdrawn from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial

Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

DOLLAR COST AVERAGING PROGRAM - You may choose to make systematic transfers from one Sub-Account to other Sub-Accounts. You may only have one Dollar Cost Averaging Program in place at any one time.

AUTOMATIC INCOME PROGRAM - The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your sixth Contract Year.

ASSET ALLOCATION PROGRAM - Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING - Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between
models up to twelve times per year.   You can also allocate a portion of your
investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.


                                  OTHER INFORMATION

ASSIGNMENT - Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION - The Annuitant may not be changed. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD: Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Our parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance
compensation.   Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


                                      YEAR 2000

IN GENERAL The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated
circumstances and potential vulnerabilities.   The contingency planning also
includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

                              LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public Accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                                   MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone:     (800) 862-6668 (Contract Owners)
               (800) 862-7155 (Investment Consultants)


                              FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A.   GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.


B.   TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

     -    certain annuities held by structured settlement companies,

     - certain annuities held by an employer with respect to a terminated qualified retirement plan and

     -    certain immediate annuities.

     A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

     If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

          The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

          a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

               i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

               ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

               iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

               iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

               v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

          b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

               i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

               ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

               iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

          c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS. Contracts issued after October 21, 1988 by the same

               Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

          d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

               i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

               ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

                    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

                    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

                    3. Distributions attributable to a recipient's becoming disabled.

                    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

                    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

          e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982. If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity

               Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract."
               As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

          f.   REQUIRED DISTRIBUTIONS

          i.   Death of Contract Owner or Primary Annuitant

               Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

               1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

               2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

               3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

          ii.  Alternative Election to Satisfy Distribution Requirements

               If any portion of the interest of a Contract Owner described in
               i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must be made and payments must begin within a year of the death.

          iii. Spouse Beneficiary

               If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

3. DIVERSIFICATION REQUIREMENTS. The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

     The Treasury Department's diversification regulations require, among other things, that:

     - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

     -    no more than 70% is represented by any two investments,

     -    no more than 80% is represented by any three investments and

     -    no more than 90% is represented by any four investments.

     In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

     A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

     We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

     The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

     In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

     The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

     Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.   FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

     1. NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

     2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.   GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                APPENDIX I - INFORMATION REGARDING TAX-QUALIFIED PLANS

The tax rules applicable to tax-Qualified Contract Owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of applicable limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions which do not conform to applicable commencement and minimum distribution rules, and certain other transactions with respect to tax-qualified plans. Therefore, this summary does not attempt to provide more than general information about the tax rules associated with use of a Contract by a tax-qualified retirement plan. Contract Owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless Hartford specifically consents to be bound. Additionally, some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into Hartford's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

     A. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use these Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

     B. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations, as specified in Section 501(c)(3) of the Code, to purchase Annuity Contracts, and, subject to certain limitations, to exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of an employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered Annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

     (1)  After the participating employee attains age 59 1/2;
     (2)  Upon separation from service;
     (3)  Upon death or disability; or
     (4) In the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) Contract as of December 31, 1988.

C.   DEFERRED COMPENSATION PLANS UNDER SECTION 457   Employees and
independent Contractors performing services for eligible employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code.
Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or, for 1998, $8,000 (indexed), whichever is less. Such a plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.

An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any Contract issued with respect to the plan. The employer, as owner of the Contract(s), retains all voting and redemption rights that may accrue to the Contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified Annuity Contracts or custodial Accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such Eligible governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) organization, and such amounts will be subject to the claims of such tax-exempt employer's general creditors.

In general, distributions from an Eligible Deferred Compensation Plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.

D. INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408 Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.

The Contracts may be offered as SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a regular IRA only after two years have expired since the participant first commenced participation in your employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a regular IRA. Hartford is a non-designated financial institution.

Beginning in 1998, the Contracts may be offered as ROTH IRAs under Section 408A of the Code. Contributions to a ROTH IRA are not deductible. Subject to special limitations, a regular IRA may be converted into a ROTH IRA or a distribution from a regular IRA may be rolled over to a ROTH IRA. However, a conversion or a rollover from a regular IRA to a ROTH IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a ROTH IRA are tax-free.

E. FEDERAL TAX PENALTIES AND WITHHOLDING Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

1. PREMATURE DISTRIBUTION Distributions from a tax-qualified plan before the Participant attains age 59 1/2 are generally subject to an additional penalty tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on Account of disability, for eligible medical expenses and distributions in the form of a life Annuity and, except in the case of an IRA, certain distributions after separation from service after age 55. For these purposes, a life Annuity means a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).

In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty tax on distributions that do not exceed the amount of certain qualifying higher education expenses, as defined by Section 72(t)(7) of the Code, or which are qualified first-time home buyer distributions meeting the requirements of Section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax discussed above is increased to 25% with respect to non-exempt premature distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

MINIMUM DISTRIBUTION TAX IF the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period that may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the Account balance by the applicable life expectancy. This Account balance is generally based upon the Account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

3.   WITHHOLDING  In general, distributions from IRAs and plans described in
Section 457 of the Code are subject to regular wage withholding rules. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and Beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:

     a)   The non-taxable portion of the distribution;
     b)   Required minimum distributions; or
     c)   Direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

                                  TABLE OF CONTENTS
                                          TO
                         STATEMENT OF ADDITIONAL INFORMATION




  SECTION                                                   PAGE
  -------
  Description of Hartford Life Insurance Company
  Safekeeping of Assets
  Independent Public Accountants
  Distribution of Contracts
  Calculation of Yield and Return
  Performance Comparisons
  Financial Statements

This form must be completed for all tax-sheltered annuities.


                        SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The Hartford Variable Annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

     a.   Attained age 59 1/2,
     b.   Separated from service,
     c.   Died, or
     d.   Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

Hartford Life Insurance Company
Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085



---------------------------------------------


Name of Contract Owner/Participant
Address
City or Plan/School District
Date:
Contract No:
Signature:

                                   ---------------



To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company
     Attn:  Individual Annuity Services
     P.O. Box 5085
     Hartford, CT 06102-5085


Please send a Statement of Additional Information to me at the following address:


------------------------------------------------
Name


------------------------------------------------
Address



------------------------------------------------
City/State                              Zip Code



                                   ---------------

                                        PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                          HARTFORD LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT TWO


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




Date of Prospectus: May 3, 1999


Date of Statement of Additional Information:   May 3, 1999









Form HV-1878-7
Printed in U.S.A.

                                  TABLE OF CONTENTS

SECTION                                                                     PAGE
-------                                                                     ----
[S]                                                                         [C]
INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . .

SUBSTITUTION OF OTHER SHARES AS AN UNDERLYING
INVESTMENT MEDIUM OF THE CONTRACTS . . . . . . . . . . . . . . . . . . . . .

ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

  A.  Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . .

  B.  Electing the Annuity Commencement Date and Form of Annuity . . . . . .

  C.  Optional Annuity Forms . . . . . . . . . . . . . . . . . . . . . . . .

      OPTION 1: Life Annuity . . . . . . . . . . . . . . . . . . . . . . . .

      OPTION 2: Life Annuity With 120, 180 or 240 Monthly Payments
                Certain. . . . . . . . . . . . . . . . . . . . . . . . . . .

      OPTION 3: Unit Refund Life Annuity . . . . . . . . . . . . . . . . . .

      OPTION 4: Joint and Last Survivor Annuity. . . . . . . . . . . . . . .

      OPTION 5: Payments for a Designated Period . . . . . . . . . . . . . .

  D.  The Annuity Unit and Valuation . . . . . . . . . . . . . . . . . . . .

  E.  Determination of Amount of First Monthly Annuity Payment-Fixed
      and Variable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

  F.  Amount of Second and Subsequent Monthly Annuity Payments . . . . . . .

  G.  Date and Time of Annuity Payments. . . . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                    INTRODUCTION


The individual and group tax-deferred variable annuity contracts described in the Prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special federal income tax treatment. The Annuitant under these contracts may receive Annuity benefits in accordance with the annuity option selected and the retirement program, if any, under which the contracts have been purchased. Annuity payments under a contract will begin on a particular future date which may be selected at any time under the contract or automatically when the Annuitant reaches age 75. There are several alternative annuity payment options available under the contract (see "Optional Annuity Forms," ).


The Purchase Payments under a contract, less any applicable premium taxes, will be applied to the Separate Account. Accordingly, the new Purchase Payment under the contract will be applied to purchase interests in one or more of the Advisers Fund, Capital Appreciation Fund, Bond Fund, International
Opportunities Fund, Money Market Fund, Mortgage Securities Fund, Stock Fund, Index Fund, Dividend & Growth Fund, International Advisers, MidCap Fund, Small Company Fund and Growth and Income Fund, High Yield Fund and Global Leaders Fund Sub-Accounts.

Shares of the Funds are purchased by the Separate Account without the imposition of a sales charge. The value of a contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.

There is no assurance that the value of the Contract Owner's contract at any time will equal or exceed the Purchase Payments made. However, if the Annuitant or Contract Owner should die prior to the commencement of annuity payments, the contracts provide that a death benefit equal to the cash value of the contract as of the date due proof of death is received by Us shall be payable. This amount is the greater of (a) the Termination Value of the contract, or (b) 100% of the total Purchase Payment for the contract, less any partial surrenders (See "Payments of Benefits" in the Prospectus).


                    DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                 HARTFORD'S RATINGS


-------------------------------------------------------------------------------
        Rating Agency            Effective      Rating     Basis of Rating
                              Date of Rating
-------------------------------------------------------------------------------
 A.M. Best and Company, Inc.      1/1/99         A+      Financial performance
-------------------------------------------------------------------------------
 Standard & Poor's                6/1/98         AA      Insurer financial
-------------------------------------------------------------------------------
 Duff & Phelps                   12/21/98        AA+     Claims paying ability
-------------------------------------------------------------------------------


                                SAFEKEEPING OF ASSETS


The assets of the Separate Account are held by Hartford under a safekeeping arrangement.

                            INDEPENDENT PUBLIC ACCOUNTANTS


The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continued basis.

HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as Hartford.


The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HSD underwriting commissions for its role as principal underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as principal underwriter has been: 1998: $61,629,500; 1997:
$64,851,026; and 1996: $59,896,541. For the applicable time periods, HSD has retained none of these commissions.


                     SUBSTITUTION OF OTHER SHARES AS UNDERLYING
                         INVESTMENT MEDIUM OF THE CONTRACTS

If the shares of the Fund(s) become unavailable, then subject to obtaining the prior approval of the Commission, other shares that are generally comparable in character and quality may be substituted for the shares issued by the Fund whose shares have become unavailable. Such substitution may include shares previously purchased or may affect only shares to be purchased.

Before any substitution may be made:

(l) An order of the Commission approving such substitution under the provisions of Section 26(b) of the Investment Company Act of 1940, as amended, shall first be obtained;

(2) Written notice of the proposed substitution shall have been given to the Contract Owners describing the new shares and notifying them that unless they surrender their contracts for termination within 30 days or determine to substitute the shares of the other Funds, they will conclusively be deemed to have authorized the substitution; and

(3) In the case of substitution of new shares for shares previously purchased, new shares having an aggregate net asset value at least equal to the aggregate net asset value of the shares previously purchased, based on their published or quoted bid price, shall be provided.

Unless a Contract Owner, within 30 days from the date of the substitution notice, shall give written notice that he desires to surrender his contract for termination (in which event no contingent deferred sales charges shall be applicable) or to accept in substitution the shares of the other Fund(s), we are authorized to purchase the new shares, and, if the shares then held are to be exchanged, to exchange the old shares for the new shares.

In the event of substitution, the Contract Owner is required to be advised in writing within five days after such substitution is made and any expense of such substitution shall be borne by the Contract Owner.

                                    ANNUITY PERIOD

A.   Annuity Payments

     Variable Annuity payments are determined on the basis of (1) a mortality table set forth in the contracts and the type of Annuity payment option selected, and (2) the investment performance of the investment medium selected. Fixed Annuity payments are based on the annuity tables contained in the contracts.

     The amount of the Annuity payments will not be affected by adverse mortality experience or by an increase in expenses in excess of the expense deduction for which provision has been made (see "Charges Under the Contracts," in the Prospectus).

     The Annuitant will be paid the value of a fixed number of Annuity Units each month. The value of such units and the amounts of the monthly Variable Annuity payments will, however, reflect investment income occurring after retirement, and thus the payments will vary with the investment experience of the Fund shares selected.

B.   Electing the Annuity Commencement Date and Form of Annuity

     The Contract Owner selects an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not normally be deferred beyond the Annuitant's 75th birthday. An Annuity Commencement Date beyond the Annuitant's 75th birthday is available under certain circumstances.

     The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin.

     The contract contains the five optional Annuity forms described below. Options 2, 3 and 5 are available with respect to Qualified Plans only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the Annuity table prescribed by the Internal Revenue Service, or if none is prescribed, the mortality table then in use by us.

     If a Contract Owner does not elect otherwise, payments will automatically begin at age 65 under Option 2 with 120 monthly payments certain.

     When an Annuity is effected under a contract, unless otherwise specified, variable values will be applied to provide a Variable Annuity based on contract values as they are held in the various Sub-Accounts under the contracts. The Contract Owner should consider the question of allocation of contract values among Sub-Accounts of the Separate Account and the General Account of Hartford to make certain that Annuity payments are based on the investment alternative best suited to the Contract Owner's needs for retirement.

     If at any time payments with respect to an Annuitant's Account of a Variable or a Fixed Annuity are or become less than $20.00 per payment, we have has the right to change the frequency of payment to such intervals as will result in Annuity payments of at least $20.00.

C.   Optional Annuity Forms

     OPTION 1:  Life Annuity

     A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

     It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

     OPTION 2:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

     This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value (computed on the basis of 4.00% interest compounded annually) as of the date of the Annuitant's death at the current dollar amount at the date of death of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Us.


                          Illustration of Annuity Payments
                          Individual Age 65, Life Annuity
                             With 120 Payments Certain
                              -------------------------

  1.  Net amount applied                                        13,978.25
  2.  Initial monthly income per $1,000 of payment applied           6.24
  3.  Initial monthly payment (1x2-1,000)                           87.22
  4.  Annuity Unit value                                              .953217
  5.  Number of monthly Annuity Units (3-4)                         91.501
  6.  Assume Annuity Unit value for second month equal to             .963723
  7.  Second monthly payment (6x5)                                  88.18
  8.  Assume Annuity Unit value for third month equal to              .964917
  9.  Third month payment (8x5)                                     88.29

     For the purpose of this illustration, purchase is assumed to have been made on the fifth business day preceding the first payment date. In determining the second and subsequent payments the Annuity Unit value of the fifth business day, preceding the Annuity due date is used.

     OPTION 3:  Unit Refund Life Annuity

     This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                        total amount applied under the option
                           at the Annuity Commencement Date
     (a) =
           -----------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

     (b) = number of Annuity Units represented    x  number of monthly
           by monthly Annuity payment made           Annuity payments made

     The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Us.

     For example, under a non-qualified contract, if $20,000 were applied to the purchase of an Annuity under this option, the value of an Annuity Unit was $1.25 on the Annuity Commencement Date, the number of Annuity Units represented by each monthly payment was 126.080 (the number applicable to a male electing this option to commence at age 75), 60 monthly Annuity payments were made prior to the date of death, and the value of an Annuity Unit on the date of receipt of proof of an Annuitant's death was $1.50, the amount paid to the Beneficiary would be $12,652.80, computed as follows:

     $20,000     (126.080 x 60) = $8,435.80
     -------  -
      $1.25
             or
     $16,000 - $7,564.80 = $8,435.20
     $8,435.20 x $1.50   = $12,652.80

     OPTION 4:  Joint and Last Survivor Annuity

     An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

     It would be possible under this option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

     OPTION 5:  Payments for a Designated Period

     An amount payable monthly for the number of years selected which may be from 5 to 30 years. The current value of the amount held under this Option may be redeemed in whole at any time.

     In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Us.

     Option 5 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made during the Accumulation Period for the mortality undertaking under the contracts thus provide no real benefit to a Contract Owner.

     Under Option 5, the Contract Owner or Annuitant, as appropriate, may, at any time, surrender the contract and receive, within seven days, the current value of the account.

--------------------------------------------------------------------------------
     Under any of the Annuity options above, excluding Option 5 (on a variable basis), no surrenders are permitted after Annuity payments commence.
--------------------------------------------------------------------------------

D.   The Annuity Unit and Valuation

     The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see, "How is the Accumulation Unit Value Determined?," in the Prospectus) for the day for which the Annuity Unit value is being calculated, and (2) 0.999892 (a factor to neutralize the assumed net investment rate of 4.00% per annum discussed in Section E. below).

                 ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
     1.   Net Investment Factor for period                           .011225
     2.   Adjustment for 4% Assumed Rate of Net Investment Return    .999892
     3.   2x(1+1.000000)                                            1.011116
     4.   Annuity Unit value, beginning of period                    .995995
     5.   Annuity Unit value, end of period (3x4)                   1.007066

E.   Determination of Amount of First Monthly Annuity Payment-Fixed and Variable

     When Annuity payments are to commence, the value of the contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account as of the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

     The contract contains tables indicating the dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a contract. The first monthly payment varies according to the form of Annuity selected. The contracts contains Annuity tables derived from the 1971 Individual Annuity Mortality table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment, fixed and variable, is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts.

     The 4.00% interest rate assumed in the mortality tables would produce level Annuity payments if the net investment rate remained constant at 4.00%. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from 4.00%. A higher assumed interest rate may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a 4.00% interest rate assumption. An alternate A.I.R. of 5.00% is available on an optional basis.

F.   Amount of Second and Subsequent Monthly Annuity Payments

     The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

G.   Date and Time of Annuity Payments

     The Annuity payments will be made on the first day of each month following selection. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

                           CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Fund Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:


                                                365/7
     Effective Yield = [(Base Period Return + 1)     ] - 1


THE MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.


The yield and effective yield for the seven day period ending December 31, 1998 for the Money Market Fund Sub-Account was as follows ($30 Annual Maintenance
Fee):


--------------------------------------------------------------------------------
SUB-ACCOUNT                           YIELD                EFFECTIVE YIELD
--------------------------------------------------------------------------------
Money Market *                        3.77%                     3.84%
--------------------------------------------------------------------------------


* Yield and effective yield for the seven day period ending December 31, 1998.


YIELDS OF BOND FUND, HIGH YIELD FUND, AND MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of the above Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.


THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.


Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]


Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.



---------------------------------------------------------------------
SUB-ACCOUNT                                                     YIELD
---------------------------------------------------------------------
Bond **                                                         5.13%
---------------------------------------------------------------------
High Yield **                                                   8.09%
---------------------------------------------------------------------
Mortgage Securities **                                          5.36%
---------------------------------------------------------------------



**  Yield quotation based on a 30 day period ended December 31, 1998.


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.


CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1998. No information is included for the Global Leaders Fund, Growth and Income Fund, and High Yield Fund Sub-Accounts because as of December 31, 1998, the Sub-Account had not commenced operations.


     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1998


--------------------------------------------------------------------------------
SUB-ACCOUNT                    INCEPTION   1 YEAR   5 YEAR   10 YEAR     SINCE
                                  DATE                                 INCEPTION
--------------------------------------------------------------------------------
Advisers                        3/31/83    14.92%   14.11%    12.21%      N/A
--------------------------------------------------------------------------------
Bond                            8/31/77    -1.43%    3.41%     5.85%      N/A
--------------------------------------------------------------------------------
Capital Appreciation             4/2/84     5.83%   14.44%    15.89%      N/A
--------------------------------------------------------------------------------
Dividend & Growth                3/8/94     6.76%    N/A       N/A      18.76%
--------------------------------------------------------------------------------
Global Leaders                  9/30/98      N/A     N/A       N/A      23.05%
--------------------------------------------------------------------------------
Growth and Income               5/29/98      N/A     N/A       N/A       9.85%
--------------------------------------------------------------------------------
High Yield                      9/30/98      N/A     N/A       N/A      -4.95%
--------------------------------------------------------------------------------
Index                            5/1/87    18.29%   19.94%    15.58%      N/A
--------------------------------------------------------------------------------
International Advisers           3/1/95     3.72%    N/A       N/A       8.09%
--------------------------------------------------------------------------------
International Opportunities      7/2/90     3.53%    3.64%     N/A       3.80%
--------------------------------------------------------------------------------
MidCap                          7/30/97    16.82%    N/A       N/A      18.55%
--------------------------------------------------------------------------------
Money Market                    6/30/80    -4.28%    1.24%     2.25%      N/A
--------------------------------------------------------------------------------
Mortgage Securities              1/1/85    -2.84%    3.11%     5.26%      N/A
--------------------------------------------------------------------------------
Small Company                    8/9/96     2.01%    N/A       N/A      10.23%
--------------------------------------------------------------------------------
Stock                           8/31/77    23.65%   19.97%    15.64%      N/A
--------------------------------------------------------------------------------


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate the return are based on the inception of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1998.

         NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION
                     DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                  DECEMBER 31, 1998


--------------------------------------------------------------------------------
SUB-ACCOUNT                    INCEPTION   1 YEAR   5 YEAR   10 YEAR     SINCE
                                  DATE                                 INCEPTION
--------------------------------------------------------------------------------
Advisers                         3/31/83   23.42%   16.53%   13.94%      N/A
--------------------------------------------------------------------------------
Bond                             8/31/77    7.07%    6.18%    7.77%      N/A
--------------------------------------------------------------------------------
Capital Appreciation              4/2/84   14.33%   16.71%   17.37%      N/A
--------------------------------------------------------------------------------
Dividend & Growth                 3/8/94   15.26%    N/A      N/A       20.94%
--------------------------------------------------------------------------------
Global Leaders                   9/30/98     N/A     N/A      N/A       31.55%
--------------------------------------------------------------------------------
Growth and Income                5/29/98     N/A     N/A      N/A       18.35%
--------------------------------------------------------------------------------
High Yield                       9/30/98     N/A     N/A      N/A        3.55%
--------------------------------------------------------------------------------
Index                             5/1/87   26.79%   22.14%   17.19%      N/A
--------------------------------------------------------------------------------
International Advisers            3/1/95   12.22%    N/A      N/A       10.96%
--------------------------------------------------------------------------------
International Opportunities       7/2/90   12.03%    6.39%    N/A        6.27%
--------------------------------------------------------------------------------
MidCap                           7/30/97   25.32%    N/A      N/A       25.16%
--------------------------------------------------------------------------------
Money Market                     6/30/80    4.22%    4.05%   4.47%       N/A
--------------------------------------------------------------------------------
Mortgage Securities               1/1/85    5.66%    5.85%   7.20%       N/A
--------------------------------------------------------------------------------
Small Company                     8/9/96   10.51%    N/A      N/A       14.48%
--------------------------------------------------------------------------------
Stock                            8/31/77   32.15%   22.24%   17.30%      N/A
--------------------------------------------------------------------------------


                               PERFORMANCE COMPARISONS


YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.


The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.


The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.


The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.


The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.


The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.


The Composite Index for Hartford Advisers HLS Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

HARTFORD LIFE INSURANCE COMPANY                                             SA-1
--------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT TWO AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:


We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government Portfolio, BB&T Growth & Income Fund, AmSouth Equity Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP Growth Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut

February 16, 1999                                            ARTHUR ANDERSEN LLP

SA-2                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......  $377,820,108        --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......       --       $2,498,292,052
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......       --             --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......       --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......       --             --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......       --             --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......       --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......       --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......       --             --
  Due from Hartford Life
   Insurance Company.....       204,248         389,733
  Receivable from fund
   shares sold...........       --             --
                           ------------  --------------
  Total Assets...........   378,024,356   2,498,681,785
                           ------------  --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --
  Payable for fund shares
   purchased.............       204,309         389,945
                           ------------  --------------
  Total Liabilities......       204,309         389,945
                           ------------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $377,820,047  $2,498,291,840
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......      --             --                --                  --                 --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......      --             --                --                  --                 --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......  $342,816,331       --                --                  --                 --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......      --        $4,916,675,095         --                  --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......      --             --           $1,985,681,614           --                 --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......      --             --                --              $190,242,955           --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......      --             --                --                  --           $  623,101,394
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......      --             --                --                  --                 --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......      --             --                --                  --                 --
  Due from Hartford Life
   Insurance Company.....      --              662,986         10,643,121           --                  267,176
  Receivable from fund
   shares sold...........   19,488,693        --                --                   412,430           --
                           ------------  --------------  ------------------   ----------------   --------------
  Total Assets...........  362,305,024   4,917,338,081      1,996,324,735        190,655,385        623,368,570
                           ------------  --------------  ------------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....   19,483,630        --                --                   408,162           --
  Payable for fund shares
   purchased.............      --              664,510         10,643,361           --                  267,984
                           ------------  --------------  ------------------   ----------------   --------------
  Total Liabilities......   19,483,630         664,510         10,643,361            408,162            267,984
                           ------------  --------------  ------------------   ----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $342,821,394  $4,916,673,571    $1,985,681,374       $190,247,223     $  623,100,586
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......         --                  --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......         --                  --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......         --                  --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......         --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......         --                  --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......         --                  --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......         --                  --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......      $398,604,075           --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......         --             $974,440,901
  Due from Hartford Life
   Insurance Company.....         --                  122,495
  Receivable from fund
   shares sold...........           364,279           --
                           -------------------   ---------------
  Total Assets...........       398,968,354       974,563,396
                           -------------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           364,240           --
  Payable for fund shares
   purchased.............         --                  122,730
                           -------------------   ---------------
  Total Liabilities......           364,240           122,730
                           -------------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $398,604,114      $974,440,666
                           -------------------   ---------------
                           -------------------   ---------------

SA-4                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......    $75,837,939         --             --              --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......       --          $123,132,800        --              --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......       --               --         $46,303,243         --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......       --               --             --             $486,808
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......       --               --             --              --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......       --               --             --              --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......       --               --             --              --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......       --               --             --              --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......       --               --             --              --
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......       --               --             --              --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......       --               --             --              --
  Due from Hartford Life
   Insurance Company.....         37,942       8,326,029        197,604          26,345
  Receivable from fund
   shares sold...........       --               --             --              --
                           --------------   -------------   ------------   ---------------
  Total Assets...........     75,875,881     131,458,829     46,500,847         513,153
                           --------------   -------------   ------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --             --              --
  Payable for fund shares
   purchased.............         37,943       8,325,756        198,464          26,450
                           --------------   -------------   ------------   ---------------
  Total Liabilities......         37,943       8,325,756        198,464          26,450
                           --------------   -------------   ------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $75,837,938    $123,133,073    $46,302,383        $486,703
                           --------------   -------------   ------------   ---------------
                           --------------   -------------   ------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   ---------------------   -----------------   ---------------   ---------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......       --                    --                      --                 --                --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......       --                    --                      --                 --                --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......       --                    --                      --                 --                --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......       --                    --                      --                 --                --
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......       $199,776              --                      --                 --                --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......       --                     $34,356                --                 --                --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......       --                    --                   $23,711,070           --                --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......       --                    --                      --              $22,511,025          --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......       --                    --                      --                 --             $18,677,728
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......       --                    --                      --                 --                --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......       --                    --                      --                 --                --
  Due from Hartford Life
   Insurance Company.....       --                    --                        29,049           --                  11,902
  Receivable from fund
   shares sold...........            117                    31                --                   30,849          --
                                --------               -------          -----------------   ---------------   ---------------
  Total Assets...........        199,893                34,387              23,740,119         22,541,874        18,689,630
                                --------               -------          -----------------   ---------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            106                    30                --                   30,853          --
  Payable for fund shares
   purchased.............       --                    --                        29,053           --                  11,898
                                --------               -------          -----------------   ---------------   ---------------
  Total Liabilities......            106                    30                  29,053             30,853            11,898
                                --------               -------          -----------------   ---------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $199,787               $34,357             $23,711,066        $22,511,021       $18,677,732
                                --------               -------          -----------------   ---------------   ---------------
                                --------               -------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL        MENTOR
                             INTERNATIONAL         GROWTH
                              SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   --------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......        --                --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......        --                --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......        --                --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......        --                --
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......        --                --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......        --                --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......        --                --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......        --                --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......        --                --
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......     $10,812,357          --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......        --            $10,470,235
  Due from Hartford Life
   Insurance Company.....          15,306           67,722
  Receivable from fund
   shares sold...........        --                --
                           -----------------   --------------
  Total Assets...........      10,827,663       10,537,957
                           -----------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --
  Payable for fund shares
   purchased.............          15,308           67,727
                           -----------------   --------------
  Total Liabilities......          15,308           67,727
                           -----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $10,812,355      $10,470,230
                           -----------------   --------------
                           -----------------   --------------

SA-6                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                            GROWTH AND
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......   $6,249,337
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......      --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......      --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......      --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......      --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......      --
  Investment Income
   Receivable............      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........       67,470
                           ------------
  Total Assets...........    6,316,807
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       67,470
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......       67,470
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $6,249,337
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-7
--------------------------------------------------------------------------------

                               HIGH          GLOBAL       MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                            YIELD FUND    LEADERS FUND      AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT                  SUB-ACCOUNT
                           ------------   -------------   -------------------------   ----------------------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......      --             --                 --                          --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......   $1,943,548        --                 --                          --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......      --            $599,110            --                          --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......      --             --                   $ 9,973                   --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......      --             --                 --                              $9,849
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......      --             --                 --                          --
  Investment Income
   Receivable............      --             --                       746                          122
  Due from Hartford Life
   Insurance Company.....       47,113        --                 --                          --
  Receivable from fund
   shares sold...........      --              73,610                    6                            5
                           ------------   -------------            -------                       ------
  Total Assets...........    1,990,661        672,720               10,725                        9,976
                           ------------   -------------            -------                       ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              73,610                    6                            5
  Payable for fund shares
   purchased.............       47,114        --                 --                          --
                           ------------   -------------            -------                       ------
  Total Liabilities......       47,114         73,610                    6                            5
                           ------------   -------------            -------                       ------
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,943,547       $599,110              $10,719                       $9,971
                           ------------   -------------            -------                       ------
                           ------------   -------------            -------                       ------

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                   SUB-ACCOUNT
                           ---------------------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......         --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......         --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......         --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......         --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......         --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......            $10,502
  Investment Income
   Receivable............                 69
  Due from Hartford Life
   Insurance Company.....         --
  Receivable from fund
   shares sold...........                  6
                                     -------
  Total Assets...........             10,577
                                     -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                  6
  Payable for fund shares
   purchased.............         --
                                     -------
  Total Liabilities......                  6
                                     -------
  Net Assets (variable
   annuity contract
   liabilities)..........            $10,571
                                     -------
                                     -------

SA-8                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Qualified 1.00%........        232,939  $ 4.373600  $     1,018,782
  Bond Fund Non-Qualified 1.00%....      1,961,849    4.307093        8,449,866
  Bond Fund 1.25%..................    162,500,684    2.257591      366,860,082
  Bond Fund .25%...................         55,518    1.533539           85,139
  Bond Fund........................        306,878    1.030758          316,317
  Stock Fund Qualified 1.00%.......        802,936   11.737647        9,424,579
  Stock Fund Non-Qualified 1.00%...      2,912,842   11.223740       32,692,982
  Stock Fund 1.25%.................    403,629,126    6.065754    2,448,314,988
  Stock Fund .25%..................      1,056,753    3.251658        3,436,199
  Stock Fund.......................        849,480    1.036706          880,661
  Money Market Fund Qualified
   1.00%...........................        612,050    2.679268        1,639,846
  Money Market Fund Non-Qualified
   1.00%...........................      9,019,394    2.680536       24,176,811
  Money Market Fund 1.25%..........    183,614,324    1.715714      315,029,666
  Money Market Fund .25%...........        373,199    1.299644          485,026
  Money Market Fund................        725,403    1.016497          737,370
  Advisers Fund Qualified 1.00%....      3,191,360    6.604239       21,076,505
  Advisers Fund Non-Qualified
   1.00%...........................      9,942,207    6.604240       65,660,718
  Advisers Fund 1.25%..............  1,095,048,448    4.397886    4,815,898,238
  Advisers Fund .25%...............      1,220,271    2.502440        3,053,655
  Advisers Fund....................      1,915,141    1.035292        1,982,730
  Capital Appreciation Fund
   Qualified 1.00%.................        774,553    9.322862        7,221,051
  Capital Appreciation Fund
   Non-Qualified 1.00%.............      2,433,361    9.318523       22,675,331
  Capital Appreciation Fund
   1.25%...........................    352,482,012    5.525767    1,947,733,468
  Capital Appreciation Fund .25%...      2,264,988    2.712640        6,144,097
  Capital Appreciation Fund........        271,922    0.984021          267,577
  Mortgage Securities Fund
   Qualified 1.00%.................        484,096    2.844764        1,377,139
  Mortgage Securities Fund
   Non-Qualified 1.00%.............      5,584,466    2.844767       15,886,504
  Mortgage Securities Fund 1.25%...     78,025,873    2.210954      172,511,615
  Mortgage Securities Fund .25%....         14,431    1.458457           21,047
  Mortgage Securities Fund.........         10,000    1.022300           10,223
  Index Fund 1.00%.................        146,209    1.866581          272,911
  Index Fund Non-Qualified 1.00%...        569,781    1.866580        1,063,542
  Index Fund 1.25%.................    131,578,849    4.712432      620,056,376
  Index Fund .25%..................        212,284    3.080896          654,025
  Index Fund.......................        249,634    1.044934          260,851
  International Opportunities Fund
   Qualified 1.00%.................        197,097    1.676915          330,515
  International Opportunities Fund
   Non-Qualified 1.00%.............      1,314,169    1.676023        2,202,578
  International Opportunities Fund
   1.25%...........................    240,089,691    1.641190      394,032,800
  International Opportunities Fund
   .25%............................        681,620    1.874113        1,277,433
  International Opportunities
   Fund............................        140,095    0.924280          129,487
  Dividend and Growth Fund
   Qualified 1.00%.................        417,549    2.500875        1,044,238
  Dividend and Growth Fund
   Non-Qualified 1.00%.............      1,616,066    2.500878        4,041,584
  Dividend and Growth Fund 1.25%...    391,151,359    2.470981      966,527,576
  Dividend and Growth Fund .25%....        250,697    2.592664          649,973
  Dividend and Growth Fund.........        523,054    1.008273          527,381
  International Advisers Fund
   Sub-Account 1.00%...............         23,172    1.490549           34,539
  International Advisers Fund
   Non-Qualified 1.00%.............        201,485    1.490538          300,321
  International Advisers Fund
   1.25%...........................     50,971,459    1.476317       75,250,031
  International Advisers Fund
   .25%............................         39,807    1.534052           61,066
  International Advisers Fund......         80,466    0.971292           78,156
  Small Company Fund 1.00%.........        227,701    1.382431          314,781
  Small Company Fund Non-Qualified
   1.00%...........................      3,669,917    1.382433        5,073,414
  Small Company Fund 1.25%.........     85,431,351    1.374218      117,401,300
  Small Company Fund .25%..........         61,838    1.407436           87,033
  Small Company Fund...............        100,223    0.975195           97,737
  MidCap Fund Sub-Account 1.00%
   Qualified.......................         89,724    1.375964          123,457
  MidCap Fund Sub-Account 1.00%
   Non-Qualified...................        242,882    1.375969          334,198

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-9
--------------------------------------------------------------------------------

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
INDIVIDUAL SUB-ACCOUNTS --
 (CONTINUED)
  MidCap Fund 1.25%................     33,348,056  $ 1.371074  $    45,722,653
  MidCap Fund 1.00% Qualified......         29,907    1.390711           41,592
  MidCap Fund......................         79,150    1.016841           80,483
  Smith Barney Cash Portfolio
   Qualified 1.00%.................         52,115    2.889398          150,581
  Smith Barney Cash Portfolio
   Non-Qualified 1.00%.............        112,418    2.989930          336,122
  Smith Barney Appreciation
   Qualified 1.00%.................         18,002   11.098045          199,787
  Smith Barney Government Portfolio
   Qualified 1.00%.................         13,202    2.602409           34,357
  BB&T Growth and Income Fund......     17,799,083    1.332151       23,711,066
  AMSouth Equity Income Fund 1.00%
   Qualified.......................     19,801,638    1.135502       22,484,800
  Mentor Capital Growth Fund.......     17,370,611    1.075249       18,677,732
  Mentor Perpetual International
   Fund............................      9,747,833    1.109206       10,812,355
  Mentor Growth Fund...............     11,540,088    0.907292       10,470,230
  Growth and Income Fund...........        181,057    1.183528          214,286
  Growth and Income Fund...........         10,000    1.183500           11,835
  Growth and Income Fund...........      4,982,306    1.181798        5,888,079
  Growth and Income Fund...........         16,550    1.188761           19,674
  Growth and Income Fund...........        105,902    1.090282          115,463
  High Yield Fund..................         15,798    1.035511           16,359
  High Yield Fund..................         10,000    1.035500           10,355
  High Yield Fund..................      1,832,207    1.034881        1,896,116
  High Yield Fund..................         10,000    1.037462           10,375
  High Yield Fund..................         10,000    1.034245           10,342
  Global Leaders Fund..............         10,000    1.315500           13,155
  Global Leaders Fund..............         10,000    1.315500           13,155
  Global Leaders Fund..............        415,660    1.314733          546,482
  Global Leaders Fund..............         10,000    1.317944           13,179
  Global Leaders Fund..............         10,000    1.313892           13,139
  Mitchell Hutchins Growth and
   Income Portfolio................         10,000    1.071942           10,719
  Mitchell Hutchins Strategic
   Income Portfolio................         10,000    0.997127            9,971
  Mitchell Hutchins Tactical
   Allocation Portfolio............         10,000    1.057099           10,571
                                                                ---------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                              12,628,840,528
                                                                ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Non-Qualified 1.00%....         19,762    4.307092           85,115
  Bond Fund 1.25%..................        445,052    2.257591        1,004,746
  Stock Fund Non-Qualified 1.00%...         25,544   11.223888          286,703
  Stock Fund 1.25%.................        536,739    6.065754        3,255,728
  Money Market Fund Qualified
   1.00%...........................            648    2.679268            1,736
  Money Market Fund Non-Qualified
   1.00%...........................         85,788    2.680536          229,959
  Money Market Fund 1.25%..........        303,652    1.715714          520,980
  Advisers Fund Qualified 1.00%....          2,600    6.604240           17,172
  Advisers Fund Non-Qualified
   1.00%...........................         74,716    6.604240          493,441
  Advisers Fund 1.25%..............      1,930,726    4.397886        8,491,112
  Capital Appreciation Fund
   Non-Qualified 1.00%.............         18,217    9.318439          169,754
  Capital Appreciation Fund
   1.25%...........................        266,044    5.525767        1,470,096
  Mortgage Securities Fund
   Non-Qualified 1.00%.............         58,753    2.844767          167,139
  Mortgage Securities Fund 1.25%...        123,728    2.210954          273,556
  Index Fund 1.25%.................        168,253    4.712432          792,881
  International Opportunities Fund
   Non-Qualified 1.00%.............          6,240    1.676024           10,459
  International Opportunities Fund
   1.25%...........................        378,288    1.641190          620,842
  Dividend and Growth Fund 1.25%...        667,716    2.470981        1,649,914
  International Advisers Fund
   1.25%...........................         77,101    1.476317          113,825
  Small Company Fund 1.25%.........        115,562    1.374218          158,808
  AMSouth Equity Income Fund.......         23,092    1.135502           26,221
                                                                ---------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                                  19,840,187
                                                                ---------------
GRAND TOTAL........................                             $12,648,680,715
                                                                ---------------
                                                                ---------------

SA-10                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $17,912,357  $ 18,915,114
EXPENSES:
  Mortality and expense
   undertakings..........   (3,795,666)  (26,197,986)
                           -----------  ------------
    Net investment income
     (loss)..............   14,116,691    (7,282,872)
                           -----------  ------------
CAPITAL GAINS INCOME.....      --         63,980,079
                           -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (17,730)   (1,720,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,723,478   522,612,064
                           -----------  ------------
    Net gain (loss) on
     investments.........    5,705,748   520,891,673
                           -----------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $19,822,439  $577,588,880
                           -----------  ------------
                           -----------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND  ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------   ------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............  $15,550,709   $  97,214,065      $ 10,528,844         $11,949,822     $    5,084,024
EXPENSES:
  Mortality and expense
   undertakings..........   (3,714,561)    (53,193,739)      (22,767,506)         (2,304,989)        (6,407,798)
                           -----------  --------------   ------------------   ----------------   --------------
    Net investment income
     (loss)..............   11,836,148      44,020,326       (12,238,662)          9,644,833         (1,323,774)
                           -----------  --------------   ------------------   ----------------   --------------
CAPITAL GAINS INCOME.....      --          130,914,844       114,733,928            --               10,662,058
                           -----------  --------------   ------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --            1,826,471        (4,786,085)            473,273           (704,518)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --          709,363,622       140,386,292            (228,914)       110,953,813
                           -----------  --------------   ------------------   ----------------   --------------
    Net gain (loss) on
     investments.........      --          711,190,093       135,600,207             244,359        110,249,295
                           -----------  --------------   ------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $11,836,148   $ 886,125,263      $238,095,473         $ 9,889,192     $  119,587,579
                           -----------  --------------   ------------------   ----------------   --------------
                           -----------  --------------   ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ----------------
INVESTMENT INCOME:
  Dividends..............      $ 5,223,310       $     15,429,535
EXPENSES:
  Mortality and expense
   undertakings..........       (5,034,289)           (10,513,724)
                           -------------------   ----------------
    Net investment income
     (loss)..............          189,021              4,915,811
                           -------------------   ----------------
CAPITAL GAINS INCOME.....       25,347,181             25,624,259
                           -------------------   ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,455,876               (465,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       17,463,831             82,775,505
                           -------------------   ----------------
    Net gain (loss) on
     investments.........       18,919,707             82,309,564
                           -------------------   ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $44,455,909       $    112,849,634
                           -------------------   ----------------
                           -------------------   ----------------

SA-12                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $6,551,901      $   --          $       330       $24,990
EXPENSES:
  Mortality and expense
   undertakings..........      (840,602)      (1,090,110)       (320,350)       (5,044)
                           --------------   -------------   ------------       -------
    Net investment income
     (loss)..............     5,711,299       (1,090,110)       (320,020)       19,946
                           --------------   -------------   ------------       -------
CAPITAL GAINS INCOME.....     1,559,601        1,255,431         --            --
                           --------------   -------------   ------------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (62,176)       1,445,433          (3,698)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (222,372)       9,623,019       6,597,665       --
                           --------------   -------------   ------------       -------
    Net gain (loss) on
     investments.........      (284,548)      11,068,452       6,593,967       --
                           --------------   -------------   ------------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,986,352      $11,233,773     $ 6,273,947       $19,946
                           --------------   -------------   ------------       -------
                           --------------   -------------   ------------       -------

  *  From inception, March 2, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-13
--------------------------------------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ------------------   ---------------------   -----------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends..............        $ 2,368                $1,842              $  218,179         $  313,398        $ --
EXPENSES:
  Mortality and expense
   undertakings..........         (1,842)                 (377)               (189,383)          (178,806)          (85,499)
                                 -------                ------          -----------------   ---------------   ---------------
    Net investment income
     (loss)..............            526                 1,465                  28,796            134,592           (85,499)
                                 -------                ------          -----------------   ---------------   ---------------
CAPITAL GAINS INCOME.....         15,116              --                      --                 --                --
                                 -------                ------          -----------------   ---------------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             51              --                         1,013              4,124            (4,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         17,076              --                     1,927,801            971,715         1,696,228
                                 -------                ------          -----------------   ---------------   ---------------
    Net gain (loss) on
     investments.........         17,127              --                     1,928,814            975,839         1,691,728
                                 -------                ------          -----------------   ---------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $32,769                $1,465              $1,957,610         $1,110,431        $1,606,229
                                 -------                ------          -----------------   ---------------   ---------------
                                 -------                ------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL       MENTOR
                             INTERNATIONAL        GROWTH
                             SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------------   -------------
INVESTMENT INCOME:
  Dividends..............       $--               $--
EXPENSES:
  Mortality and expense
   undertakings..........        (51,799)          (44,785)
                                --------       -------------
    Net investment income
     (loss)..............        (51,799)          (44,785)
                                --------       -------------
CAPITAL GAINS INCOME.....       --                 --
                                --------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,684            (1,365)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        601,328           610,042
                                --------       -------------
    Net gain (loss) on
     investments.........        603,012           608,677
                                --------       -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $551,213          $563,892
                                --------       -------------
                                --------       -------------

  *  From inception, March 2, 1998 to December 31, 1998.

SA-14                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             GROWTH AND
                            INCOME FUND
                           SUB-ACCOUNT**
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 23,830
EXPENSES:
  Mortality and expense
   undertakings..........      (17,863)
                           --------------
    Net investment income
     (loss)..............        5,967
                           --------------
CAPITAL GAINS INCOME.....      --
                           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (2,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      740,175
                           --------------
    Net gain (loss) on
     investments.........      737,908
                           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $743,875
                           --------------
                           --------------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-15
--------------------------------------------------------------------------------

                                HIGH             GLOBAL        MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                             YIELD FUND       LEADERS FUND       AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT***    SUB-ACCOUNT***         SUB-ACCOUNT****              SUB-ACCOUNT****
                           ---------------   ---------------   -------------------------   ----------------------------
INVESTMENT INCOME:
  Dividends..............      $ 34,816          $   789                  $ 44                         $ 116
EXPENSES:
  Mortality and expense
   undertakings..........        (2,794)            (317)                   (6)                           (5)
                           ---------------       -------                 -----                         -----
    Net investment income
     (loss)..............        32,022              472                    38                           111
                           ---------------       -------                 -----                         -----
CAPITAL GAINS INCOME.....       --                16,340                   702                             6
                           ---------------       -------                 -----                         -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (287)           1,084             --                           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (9,874)          10,436                   (20)                         (145)
                           ---------------       -------                 -----                         -----
    Net gain (loss) on
     investments.........       (10,161)          11,520                   (20)                         (145)
                           ---------------       -------                 -----                         -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 21,861          $28,332                  $720                         $ (28)
                           ---------------       -------                 -----                         -----
                           ---------------       -------                 -----                         -----

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                 SUB-ACCOUNT****
                           ---------------------------
INVESTMENT INCOME:
  Dividends..............              $ 13
EXPENSES:
  Mortality and expense
   undertakings..........                (6)
                                      -----
    Net investment income
     (loss)..............                 7
                                      -----
CAPITAL GAINS INCOME.....                56
                                      -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               507
                                      -----
    Net gain (loss) on
     investments.........               507
                                      -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....              $570
                                      -----
                                      -----

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

SA-16                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 14,116,691  $   (7,282,872)
  Capital gains income...       --           63,980,079
  Net realized gain
   (loss) on security
   transactions..........       (17,730)     (1,720,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,723,478     522,612,064
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    19,822,439     577,588,880
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    41,906,997     201,628,213
  Net transfers..........    95,280,889     107,789,657
  Surrenders for benefit
   payments and fees.....   (24,892,187)   (143,970,482)
  Net annuity
   transactions..........       321,142         560,255
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   112,616,841     166,007,643
                           ------------  --------------
  Net increase (decrease)
   in net assets.........   132,439,280     743,596,523
NET ASSETS:
  Beginning of period....   245,380,767   1,754,695,317
                           ------------  --------------
  End of period..........  $377,820,047  $2,498,291,840
                           ------------  --------------
                           ------------  --------------

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,349,134  $   (2,890,041)
  Capital gains income...       --           64,909,605
  Net realized gain
   (loss) on security
   transactions..........        17,262       1,176,996
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,119,718     315,737,284
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    20,486,114     378,933,844
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    28,788,526     208,829,884
  Net transfers..........    19,102,654      45,780,800
  Surrenders for benefit
   payments and fees.....   (18,300,042)    (92,238,226)
  Net annuity
   transactions..........       325,387         633,517
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    29,916,525     163,005,975
                           ------------  --------------
  Net increase (decrease)
   in net assets.........    50,402,639     541,939,819
NET ASSETS:
  Beginning of period....   194,978,128   1,212,755,498
                           ------------  --------------
  End of period..........  $245,380,767  $1,754,695,317
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-17
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 11,836,148  $   44,020,326    $  (12,238,662)      $  9,644,833     $   (1,323,774)
  Capital gains income...       --          130,914,844       114,733,928           --               10,662,058
  Net realized gain
   (loss) on security
   transactions..........       --            1,826,471        (4,786,085)           473,273           (704,518)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          709,363,622       140,386,292           (228,914)       110,953,813
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    11,836,148     886,125,263       238,095,473          9,889,192        119,587,579
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    34,983,693     374,759,005       143,597,572          9,146,977         67,409,255
  Net transfers..........   123,126,442     280,406,929       (12,597,119)         8,722,639         58,996,655
  Surrenders for benefit
   payments and fees.....   (94,130,526)   (329,416,389)     (117,626,736)       (28,665,195)       (34,320,175)
  Net annuity
   transactions..........       (32,392)      3,527,169           304,016             39,959            271,456
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    63,947,217     329,276,714        13,677,733        (10,755,620)        92,357,191
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........    75,783,365   1,215,401,977       251,773,206           (866,428)       211,944,770
NET ASSETS:
  Beginning of period....   267,038,029   3,701,271,594     1,733,908,168        191,113,651        411,155,816
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $342,821,394  $4,916,673,571    $1,985,681,374       $190,247,223     $  623,100,586
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $    189,021      $     4,915,811
  Capital gains income...        25,347,181           25,624,259
  Net realized gain
   (loss) on security
   transactions..........         1,455,876             (465,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        17,463,831           82,775,505
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        44,455,909          112,849,634
                           -------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        16,804,591          141,279,121
  Net transfers..........       (27,399,853)          99,305,048
  Surrenders for benefit
   payments and fees.....       (28,546,428)         (49,052,200)
  Net annuity
   transactions..........           244,437              835,197
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (38,897,253)         192,367,166
                           -------------------   ---------------
  Net increase (decrease)
   in net assets.........         5,558,656          305,216,800
NET ASSETS:
  Beginning of period....       393,045,458          669,223,866
                           -------------------   ---------------
  End of period..........      $398,604,114      $   974,440,666
                           -------------------   ---------------
                           -------------------   ---------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,558,627  $   36,403,121    $  (10,930,508)      $  9,013,463     $      492,907
  Capital gains income...           792     129,600,221       103,244,397           --               21,612,566
  Net realized gain
   (loss) on security
   transactions..........       --            2,159,454           413,746             28,917            243,148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          501,068,905       190,913,008          5,074,541         65,120,869
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,559,419     669,231,701       283,640,643         14,116,921         87,469,490
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    56,766,167     364,832,050       194,562,087          7,925,304         65,766,703
  Net transfers..........    (9,782,834)     27,406,992       (11,521,643)        (9,594,437)        26,458,731
  Surrenders for benefit
   payments and fees.....   (68,418,264)   (206,501,208)      (87,759,430)       (17,575,723)       (18,692,668)
  Net annuity
   transactions..........        12,261         725,608           361,130             (3,307)           190,331
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (21,422,670)    186,463,442        95,642,144        (19,248,163)        73,723,097
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........   (10,863,251)    855,695,143       379,282,787         (5,131,242)       161,192,587
NET ASSETS:
  Beginning of period....   277,901,280   2,845,576,451     1,354,625,381        196,244,893        249,963,229
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $267,038,029  $3,701,271,594    $1,733,908,168       $191,113,651     $  411,155,816
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,529,162)     $     3,234,554
  Capital gains income...        29,748,890            9,959,170
  Net realized gain
   (loss) on security
   transactions..........            29,653               (4,003)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (32,127,237)         111,067,791
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (3,877,856)         124,257,512
                           -------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        38,595,370          159,109,767
  Net transfers..........       (16,075,692)          87,528,713
  Surrenders for benefit
   payments and fees.....       (26,504,799)         (20,331,098)
  Net annuity
   transactions..........            66,746              349,515
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (3,918,375)         226,656,897
                           -------------------   ---------------
  Net increase (decrease)
   in net assets.........        (7,796,231)         350,914,409
NET ASSETS:
  Beginning of period....       400,841,689          318,309,457
                           -------------------   ---------------
  End of period..........      $393,045,458      $   669,223,866
                           -------------------   ---------------
                           -------------------   ---------------

SA-18                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 5,711,299    $ (1,090,110)   $   (320,020)      $ 19,946
  Capital gains income...      1,559,601       1,255,431         --             --
  Net realized gain
   (loss) on security
   transactions..........        (62,176)      1,445,433          (3,698)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (222,372)      9,623,019       6,597,665        --
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,986,352      11,233,773       6,273,947         19,946
                           --------------   -------------   ------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      9,244,144      17,606,410      13,468,482        --
  Net transfers..........      5,996,311      27,369,558      18,368,378        --
  Surrenders for benefit
   payments and fees.....     (3,894,672)     (4,568,343)       (982,314)       (42,255)
  Net annuity
   transactions..........         83,430          98,040         --             --
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,429,213      40,505,665      30,854,546        (42,255)
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets.........     18,415,565      51,739,438      37,128,493        (22,309)
NET ASSETS:
  Beginning of period....     57,422,373      71,393,635       9,173,890        509,012
                           --------------   -------------   ------------   ---------------
  End of period..........    $75,837,938    $123,133,073    $ 46,302,383       $486,703
                           --------------   -------------   ------------   ---------------
                           --------------   -------------   ------------   ---------------

  *  From inception, March 2, 1998 to December 31, 1998.

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                           INTERNATIONAL        SMALL          MIDCAP        SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND        CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT*      SUB-ACCOUNT
                           --------------   -------------   -------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 1,035,994     $  (457,120)    $   (12,661)       $ 21,390
  Capital gains income...        110,732       3,307,195         --              --
  Net realized gain
   (loss) on security
   transactions..........         13,808         (36,223)         (2,185)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        118,913       1,332,603         336,895         --
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,279,447       4,146,455         322,049          21,390
                           --------------   -------------   -------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............     18,887,741      24,742,079       2,088,623         --
  Net transfers..........      9,531,179      30,544,670       6,774,154         --
  Surrenders for benefit
   payments and fees.....     (2,110,213)     (1,630,264)        (10,936)        (93,309)
  Net annuity
   transactions..........         25,045          44,603         --              --
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     26,333,752      53,701,088       8,851,841         (93,309)
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets.........     27,613,199      57,847,543       9,173,890         (71,919)
NET ASSETS:
  Beginning of period....     29,809,174      13,546,092         --              580,931
                           --------------   -------------   -------------   ---------------
  End of period..........    $57,422,373     $71,393,635     $ 9,173,890        $509,012
                           --------------   -------------   -------------   ---------------
                           --------------   -------------   -------------   ---------------

  *  From inception, July 15, 1997 to December 31, 1997.
 **  From inception, June 3, 1997 to December 31, 1997.
***  From inception, October 23, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-19
--------------------------------------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ------------------   ---------------------   -----------------   ---------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................       $    526               $ 1,465             $    28,796        $   134,592       $   (85,499)
  Capital gains income...         15,116              --                      --                 --                --
  Net realized gain
   (loss) on security
   transactions..........             51              --                         1,013              4,124            (4,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         17,076              --                     1,927,801            971,715         1,696,228
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         32,769                 1,465               1,957,610          1,110,431         1,606,229
                                --------               -------          -----------------   ---------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............       --                    --                     9,760,778         14,622,450        11,672,774
  Net transfers..........       --                    --                     6,090,057          5,094,816         5,647,677
  Surrenders for benefit
   payments and fees.....         (3,555)               (4,272)               (574,799)          (733,985)         (248,948)
  Net annuity
   transactions..........       --                    --                      --                   25,393          --
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (3,555)               (4,272)             15,276,036         19,008,674        17,071,503
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets.........         29,214                (2,807)             17,233,646         20,119,105        18,677,732
NET ASSETS:
  Beginning of period....        170,573                37,164               6,477,420          2,391,916          --
                                --------               -------          -----------------   ---------------   ---------------
  End of period..........       $199,787               $34,357             $23,711,066        $22,511,021       $18,677,732
                                --------               -------          -----------------   ---------------   ---------------
                                --------               -------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL       MENTOR
                             INTERNATIONAL        GROWTH
                             SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (51,799)      $   (44,785)
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........           1,684            (1,365)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         601,328           610,042
                           -----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         551,213           563,892
                           -----------------   -------------
UNIT TRANSACTIONS:
  Purchases..............       6,236,230         6,771,031
  Net transfers..........       4,185,922         3,215,967
  Surrenders for benefit
   payments and fees.....        (161,010)          (80,660)
  Net annuity
   transactions..........        --                 --
                           -----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      10,261,142         9,906,338
                           -----------------   -------------
  Net increase (decrease)
   in net assets.........      10,812,355        10,470,230
NET ASSETS:
  Beginning of period....        --                 --
                           -----------------   -------------
  End of period..........     $10,812,355       $10,470,230
                           -----------------   -------------
                           -----------------   -------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY     U.S. GOVERNMENT
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     MONEY MARKET FUND
                              SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT**     SUB-ACCOUNT***       SUB-ACCOUNT
                           ------------------   ---------------------   -----------------   ---------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    687               $ 1,594             $    22,704        $     1,732          $   2,019
  Capital gains income...         22,341              --                           662           --                 --
  Net realized gain
   (loss) on security
   transactions..........          6,810              --                      --                 --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          8,816              --                       409,485             32,195           --
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         38,654                 1,594                 432,851             33,927              2,019
                                --------               -------          -----------------   ---------------       ----------
UNIT TRANSACTIONS:
  Purchases..............       --                    --                     5,104,417          2,100,608           --
  Net transfers..........       --                    --                     1,006,220            259,438            (88,379)
  Surrenders for benefit
   payments and fees.....        (40,942)               (4,272)                (66,068)            (2,057)            (9,133)
  Net annuity
   transactions..........       --                    --                      --                 --                  (21,870)
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (40,942)               (4,272)              6,044,569          2,357,989           (119,382)
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets.........         (2,288)               (2,678)              6,477,420          2,391,916           (117,363)
NET ASSETS:
  Beginning of period....        172,861                39,842                --                 --                  117,363
                                --------               -------          -----------------   ---------------       ----------
  End of period..........       $170,573               $37,164             $ 6,477,420        $ 2,391,916          $--
                                --------               -------          -----------------   ---------------       ----------
                                --------               -------          -----------------   ---------------       ----------

  *  From inception, July 15, 1997 to December 31, 1997.
 **  From inception, June 3, 1997 to December 31, 1997.
***  From inception, October 23, 1997 to December 31, 1997.

SA-20                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             GROWTH AND
                            INCOME FUND
                           SUB-ACCOUNT**
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $    5,967
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (2,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       740,175
                           --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       743,875
                           --------------
UNIT TRANSACTIONS:
  Purchases..............     1,325,581
  Net transfers..........     4,236,085
  Surrenders for benefit
   payments and fees.....       (56,204)
  Net annuity
   transactions..........       --
                           --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,505,462
                           --------------
  Net increase (decrease)
   in net assets.........     6,249,337
NET ASSETS:
  Beginning of period....       --
                           --------------
  End of period..........    $6,249,337
                           --------------
                           --------------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-21
--------------------------------------------------------------------------------

                                HIGH             GLOBAL        MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                             YIELD FUND       LEADERS FUND       AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT***    SUB-ACCOUNT***         SUB-ACCOUNT****              SUB-ACCOUNT****
                           ---------------   ---------------   -------------------------   ----------------------------
OPERATIONS:
  Net investment income
   (loss)................     $   32,022         $    472               $    38                       $  111
  Capital gains income...       --                 16,340                   702                            6
  Net realized gain
   (loss) on security
   transactions..........           (287)           1,084             --                          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (9,874)          10,436                   (20)                        (145)
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         21,861           28,332                   720                          (28)
                           ---------------   ---------------            -------                       ------
UNIT TRANSACTIONS:
  Purchases..............        226,463          114,768                10,000                       10,000
  Net transfers..........      1,697,571          456,296             --                          --
  Surrenders for benefit
   payments and fees.....         (2,348)            (286)                   (1)                          (1)
  Net annuity
   transactions..........       --                --                  --                          --
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,921,686          570,778                 9,999                        9,999
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets.........      1,943,547          599,110                10,719                        9,971
NET ASSETS:
  Beginning of period....       --                --                  --                          --
                           ---------------   ---------------            -------                       ------
  End of period..........     $1,943,547         $599,110               $10,719                       $9,971
                           ---------------   ---------------            -------                       ------
                           ---------------   ---------------            -------                       ------

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                 SUB-ACCOUNT****
                           ---------------------------
OPERATIONS:
  Net investment income
   (loss)................            $     7
  Capital gains income...                 56
  Net realized gain
   (loss) on security
   transactions..........         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                507
                                     -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                570
                                     -------
UNIT TRANSACTIONS:
  Purchases..............             10,000
  Net transfers..........         --
  Surrenders for benefit
   payments and fees.....                  1
  Net annuity
   transactions..........         --
                                     -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             10,001
                                     -------
  Net increase (decrease)
   in net assets.........             10,571
NET ASSETS:
  Beginning of period....         --
                                     -------
  End of period..........            $10,571
                                     -------
                                     -------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

SA-22                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
    Deduction and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  HARTFORD U.S. GOVERNMENT MONEY MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-3
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                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

F-4                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                       ------
 Total other comprehensive income........                                                                   5
                                                                                                       ------
   Total comprehensive income                                                                             355
                                                                                                       ------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                           ------       -----         -----------      ------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                       ------
 Total other comprehensive income........                                                                 149
                                                                                                       ------
   Total comprehensive income                                                                             451
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                           ------       -----         -----------      ------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                       ------
 Total other comprehensive income........                                                                  87
                                                                                                       ------
   Total comprehensive income............                                                                 125
                                                                                                       ------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                           ------       -----         -----------      ------
                                                           ------       -----         -----------      ------

---------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-5
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                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189

Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

F-6                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

    In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-7
--------------------------------------------------------------------------------

a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

    In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

    In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

    On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

F-8                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) INVESTMENTS

    Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(F) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-9
--------------------------------------------------------------------------------

option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.
    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(G) SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
(H) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

    Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                         1998       1997       1996
                                       ---------  ---------  ---------
Commissions..........................  $   1,069  $     976  $     848
Deferred acquisition costs...........       (891)      (862)      (823)
Other................................        588        472        402
                                       ---------  ---------  ---------
    Total other expenses.............  $     766  $     586  $     427
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------

(I) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                           ---------------------------------
                                             1998        1997        1996
                                           ---------     -----     ---------
Fixed maturities.........................  $     (28)  $      (7)  $    (201)
Equity securities........................         21          12           2
Real estate and other....................          5          (1)         (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains...................................         --          --         (10)
                                           ---------         ---   ---------
Net realized capital (losses) gains......  $      (2)  $       4   $    (213)
                                           ---------         ---   ---------
                                           ---------         ---   ---------

F-10                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                FOR THE YEARS ENDED DECEMBER 31,
                                              -------------------------------------
                                                 1998         1997         1996
                                                 -----        -----        -----
Gross unrealized capital gains..............   $       2    $      14    $      13
Gross unrealized capital losses.............          (1)          --           (1)
                                                     ---          ---          ---
Net unrealized capital gains................           1           14           12
Deferred income tax expense.................          --            5            4
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           1            9            8
Balance -- beginning of year................           9            8            1
                                                     ---          ---          ---
Net change in unrealized capital gains on
 equity securities..........................   $      (8)   $       1    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER
                                                        31,
                                          -------------------------------
                                            1998       1997       1996
                                          ---------  ---------  ---------
Gross unrealized capital gains..........  $     421  $     371  $     386
Gross unrealized capital losses.........       (108)       (80)      (341)
Unrealized capital gains credited to
 policyholders..........................        (32)       (30)       (11)
                                          ---------  ---------  ---------
Net unrealized capital gains............        281        261         34
Deferred income tax expense.............         98         91         12
                                          ---------  ---------  ---------
Net unrealized capital gains, net of
 tax....................................        183        170         22
Balance -- beginning of year............        170         22        (58)
                                          ---------  ---------  ---------
Net change in unrealized capital gains
 (losses) on fixed maturities...........  $      13  $     148  $      80
                                          ---------  ---------  ---------
                                          ---------  ---------  ---------

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

    The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-11
--------------------------------------------------------------------------------

consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   3,047    $   3,116
Over one year through five years.........       4,796        4,843
Over five years through ten years........       3,242        3,318
Over ten years...........................       3,420        3,541
                                           -----------  -----------
    Total................................   $  14,505    $  14,818
                                           -----------  -----------
                                           -----------  -----------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(F) CONCENTRATION OF CREDIT RISK

    The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(G) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

    Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

    The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

F-12                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)...............        24         44        55           --              --      --            99
Anticipatory (4)...................        --         --        --           --             235      --           235
Other bonds and notes..............     7,683        461       597           18           1,300      90         2,466
Short-term investments.............     1,948         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments.................     6,979         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 21,797        505       840           21           2,420      90         3,876
    Other policyholder funds.......  $ 19,615      1,100        50           --           1,195      --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $  5,253  $   500    $   1,404       $  28     $    221    $ --    $2,153
Inverse floaters (1)...............        75       47           80          --           25      --       152
Anticipatory (4)...................        --       --           --          --           --      --        --
Other bonds and notes..............     7,531      462          460          22        1,258      91     2,293
Short-term investments.............     1,317       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total fixed maturities.........    14,176    1,009        1,944          50        1,504      91     4,598
Equity securities, policy loans and
 other investments.................     3,983       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total investments..............  $ 18,159    1,009        1,944          50        1,504      91     4,598
    Other policyholder funds.......  $ 21,034       10          150          --        1,747      --     1,907
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     notional value................            $ 1,019    $   2,094       $  50     $  3,251    $ 91    $6,505
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     fair value....................            $    (8)   $      23       $  --     $     19    $ (6  ) $   28
                                     --------  -------  ------------        ---    ---------     ---    -------
                                     --------  -------  ------------        ---    ---------     ---    -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-13
--------------------------------------------------------------------------------

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

    Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

    For policy loans, carrying amounts approximate fair value.

    Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

    Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

    The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities....................................         31       31        180      180
  Policy loans.........................................      6,684    6,684      3,756    3,756
  Other investments....................................        264      309         47       91
LIABILITIES
  Other policyholder funds (1).........................   $ 11,709  $11,726   $ 11,769  $11,755

---------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

F-14                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

 5. SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

 6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

    Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

 7. STOCK COMPENSATION PLANS

    Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-15
--------------------------------------------------------------------------------

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

    Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

 9. REINSURANCE

    Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

    Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

 10. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

F-16                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Income tax expense is as follows:

                                            FOR THE YEARS ENDED DECEMBER
                                                         31,
                                           -------------------------------
                                             1998       1997       1996
                                           ---------  ---------  ---------
Current..................................  $     307  $     162  $     118
Deferred.................................       (119)         5        (98)
                                           ---------  ---------  ---------
  Income tax expense.....................  $     188  $     167  $      20
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                            FOR THE YEARS ENDED DECEMBER 31,
                                            ---------------------------------
                                              1998       1997        1996
                                            ---------  ---------     -----
Tax provision at the U.S. Federal
 statutory rate...........................  $     188  $     164   $      20
Other.....................................         --          3          --
                                            ---------  ---------         ---
  Total...................................  $     188  $     167   $      20
                                            ---------  ---------         ---
                                            ---------  ---------         ---

    Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998       1997
                                                 ---------  ---------
Tax basis deferred policy acquisition costs....  $     751  $     639
Financial statement deferred policy acquisition
 costs and reserves............................        103         69
Employee benefits..............................          4          8
Net unrealized capital gains on securities.....        (98)       (96)
Investments and other..........................       (296)      (272)
                                                 ---------  ---------
  Total........................................  $     464  $     348
                                                 ---------  ---------
                                                 ---------  ---------

    Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

 12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(C) LEASES

    The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999.............  $       7
2000.............         12
2001.............         12
2002.............         13
2003.............         13
Thereafter.......         74
                   ---------
  Total..........  $     131
                   ---------
                   ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-17
--------------------------------------------------------------------------------

    Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(D) TAX MATTERS

    Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(E) INVESTMENTS

    As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

 13. SEGMENT INFORMATION

    Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

    Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

    The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

F-18                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

 14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses......        787        550        591        536        688        550      1,371        904
Net income.........................         83         63         85         74         89         81         93         84

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-19
--------------------------------------------------------------------------------

  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

F-20                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-21
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $ 200,782       $  18,289    $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $     271       $     142    $  2,200         6.5%
  Accident and health insurance...................       393           383               8          18        44.4%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,722     $     654       $     150    $  2,218         6.8%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $     340       $     157    $  1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $     298       $     169    $  1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                        PART C

                                        PART C

                                  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriting Agreement.(1)

               (b)  Form of Dealer Agreement.(1)

          (4)  Form of the Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a)  Restated Certificate of Incorporation of Hartford.(2)

               (b)  Bylaws of Hartford.(2)

          (7)  Not applicable.

          (8)  Not Applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not Applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

-------------------------
     (1) Incorporated by reference to Post Effective Amendment No. 9, to the Registration Statement File No. 33-19945, dated May 1, 1995.

     (2) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, dated April 14, 1997.

Item 25.  Directors and Officers of the Depositor

------------------------------------------------------------------------------
 NAME                         POSITION WITH HARTFORD
------------------------------------------------------------------------------
 Wendell J. Bossen            Vice President
------------------------------------------------------------------------------
 Gregory A. Boyko             Senior Vice President, Director*
------------------------------------------------------------------------------
 Peter W. Cummins             Senior Vice President
------------------------------------------------------------------------------
 Timothy M. Fitch             Vice President
------------------------------------------------------------------------------
 Mary Jane B. Fortin          Vice President & Chief Accounting Officer
------------------------------------------------------------------------------
 David T. Foy                 Senior Vice President & Treasurer
------------------------------------------------------------------------------
 Lynda Godkin                 Senior Vice President, General Counsel and
                              Corporate Secretary, Director*
------------------------------------------------------------------------------
 Lois W. Grady                Senior Vice President
------------------------------------------------------------------------------
 Stephen T. Joyce             Vice President
------------------------------------------------------------------------------
 Michael D. Keeler            Vice President
------------------------------------------------------------------------------
 Robert A. Kerzner            Senior Vice President
------------------------------------------------------------------------------
 Thomas M. Marra              Executive Vice President, Director*
------------------------------------------------------------------------------
 Joseph J. Noto               Vice President
------------------------------------------------------------------------------
 Craig R. Raymond             Senior Vice President and Chief Actuary
------------------------------------------------------------------------------
 Donald A. Salama             Vice President
------------------------------------------------------------------------------
 Lowndes A. Smith             President and Chief Executive Officer, Director*
------------------------------------------------------------------------------
 David M. Znamierowski        Senior Vice President, Director*
------------------------------------------------------------------------------

   Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.


Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

     As of March 31, 1999 there were 220,051 Contract Owners.

Item 28.  Indemnification

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employee or officer of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a director or officer of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
            Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
            Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
            Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
            Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
            Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
          Royal Life Insurance Company - Separate Account Two
          Alpine Life Insurance Company - Separate Account One
          Alpine Life Insurance Company - Separate Account Two

(b)  Directors and Officers of HSD

          Name and Principal                 Positions and Offices
          Business Address                     With Underwriter
          ------------------                 ---------------------

          Lowndes A. Smith         President and Chief Executive Officer,
                                   Director
          Thomas M. Marra          Executive Vice President, Director
          Robert A. Kerzner        Executive Vice President
          Peter W. Cummins         Senior Vice President
          Lynda Godkin             Senior Vice President, General Counsel and
                                   Corporate Secretary
          David T. Foy             Treasurer
          George R. Jay            Controller

               Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 12th day of April, 1999.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO (VARIABLE  ACCOUNT "A")
    (Registrant)


*By: Thomas M. Marra                                   *By: /s/ Brian Lord
     ---------------------------------------------          --------------------
     Thomas M. Marra, Executive Vice President              Brian Lord
                                                            Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
    (Depositor)

*By: Thomas M. Marra
     ---------------------------------------------
     Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
  Director *
Lynda Godkin, Senior Vice President,
  General Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice                        *By: /s/ Brian Lord
  President, Director *                                     --------------------
Lowndes A. Smith, President &                               Brian Lord
  Chief Operating Officer, Director *                       Attorney-In-Fact
David M. Znamierowski, Senior Vice President,
  Director*                                            April 12, 1999
                                                       --------------

                                    EXHIBIT INDEX

9. Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)      Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)      Copy of Power of Attorney.

(16)      Organizational Chart.